JPMorgan Ultra-Short Municipal Fund
Schedule of Portfolio Investments as of May 31, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 92.5% (a)
Alabama — 2.2%
Alabama Community College System, Gadsen State Community College Series 2018, Rev., 5.00%, 6/1/2025	95	95
Alabama Federal Aid Highway Finance Authority
Series 2016A, Rev., 5.00%, 9/1/2026 (b)	1,695	1,736
Series A, Rev., 5.00%, 9/1/2027 (b)	2,620	2,734
Alabama Special Care Facilities Financing Authority-Birmingham, Childrens Hospital Health Care Facility, Rev., 5.00%, 6/1/2025	300	300
Birmingham Airport Authority, Rev., 5.00%, 7/1/2026	225	230
Black Belt Energy Gas District, Gas Supply Series 2022D-2, Rev., LIQ : Royal Bank of Canada, (SOFR + 1.40%), 4.29%, 6/6/2025 (c)	25,450	25,680
County of Jefferson sewer Series 2024, Rev., 5.00%, 10/1/2027	1,250	1,300
Foley Utilities Board, Rev., 5.00%, 5/1/2027 (b)	35	36
Industrial Development Board of The City of Mobile, Alabama Power Control, Barry Plant Project Series 2007A, Rev., 1.00%, 6/26/2025 (d)	4,750	4,741
Selma Industrial Development Board, International Paper Co. Projects Series 2020A, Rev., 1.38%, 6/16/2025 (d)	2,670	2,667
Southeast Energy Authority A Cooperative District, Project No. 4 Series 2022B-2, Rev., (SOFR + 1.79%), 4.71%, 6/6/2025 (c)	10,000	10,164
State of Alabama Series 2016C, GO, 5.00%, 8/1/2026	25	26
Total Alabama		49,709
Alaska — 0.2%
Alaska Housing Finance Corp., State Capital Project Series 2015A, Rev., 5.00%, 6/1/2025 (b)	400	400
Alaska Municipal Bond Bank Authority Series 3, Rev., 5.00%, 12/1/2026	25	26
Borough of Matanuska-Susitna, Alaska School General Obligation Series 2025B, GO, 5.00%, 11/1/2026	1,000	1,028
Borough of North Slope, General Purpose Series 2021C, GO, 4.00%, 6/30/2025	95	95
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Senior Capital Appreciation Series 2021A, Class 1, Rev., 5.00%, 6/1/2025	1,000	1,000
State of Alaska Series 2024B, GO, 5.00%, 8/1/2028	1,000	1,065
Total Alaska		3,614
Arizona — 3.2%
Arizona Board of Regents, State University
Series 2021A, COP, 5.00%, 6/1/2025	30	30
Series 2015A, Rev., 5.00%, 7/1/2025	25	25
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC Series 2024A, Rev., 5.00%, 11/1/2029	1,300	1,368
Arizona Industrial Development Authority, Phoenix Children's Hospital Series 2020A, Rev., 5.00%, 2/1/2026	155	157
Arizona Sports and Tourism Authority, Senior Lien Multipurpose Stadium Facility Project, Rev., 5.00%, 7/1/2027	750	780
Arizona Transportation Board, Excise Tax, Maricopa County Regional Area Road Fund
Series 2014, Rev., 5.00%, 7/1/2025	4,800	4,806
Series 2016, Rev., 5.00%, 7/1/2025	40	40
Arizona Water Infrastructure Finance Authority Series 2024, Rev., 5.00%, 10/1/2027	4,000	4,200
City of Chandler
Series 2014, GO, 4.00%, 7/1/2025	45	45
Series 2016, GO, 5.00%, 7/1/2027	1,000	1,046
City of Glendale Series 2015A, Rev., 5.00%, 7/1/2025 (b)	75	75
City of Glendale Water and Sewer, Senior Lien Series 2015, Rev., 5.00%, 7/1/2026	25	25
City of Mesa Utility System
Series 2017, Rev., 4.00%, 7/1/2025	130	130
Series 2017, Rev., 4.00%, 7/1/2027	1,000	1,023
City of Phoenix Civic Improvement Corp., Junior Lien, Airport System Series 2017D, Rev., 5.00%, 7/1/2029	55	57

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Arizona — continued
City of Phoenix Civic Improvement Corp., Junior Lien, Water System
Series 2016, Rev., 5.00%, 7/1/2025	75	75
Series 2014B, Rev., 5.00%, 7/1/2027	170	170
City of Tucson Series 2018A, GO, 5.00%, 7/1/2026	325	332
City of Tucson Water System, Rev., 5.00%, 7/1/2025	50	50
County of Pima Sewer System
Rev., 5.00%, 7/1/2025	100	100
Series 2020B, COP, 5.00%, 7/1/2027	40	42
Gilbert Water Resource Municipal Property Corp. Series 2022, Rev., 5.00%, 7/15/2025	25	25
Maricopa County High School District No. 214 Tolleson Union High School, GO, 5.00%, 7/1/2026	315	322
Maricopa County Industrial Development Authority, Banner Health
Series 2016A, Rev., 5.00%, 1/1/2026	150	152
Series 2019D, Rev., 5.00%, 5/15/2026 (d)	1,150	1,166
Series 2023A-1, Rev., 5.00%, 5/15/2026 (d)	7,530	7,637
Series 2023A-2, Rev., 5.00%, 5/15/2028 (d)	250	262
Maricopa County Unified School District No. 4 Mesa Series 2019A, GO, 5.00%, 7/1/2025	100	100
Maricopa County Union High School District No 210-Phoenix, Project 2023 Series 2024A, GO, 5.00%, 7/1/2027	1,200	1,254
Maricopa County Union High School District No. 210-Phoenix, Project of 2023 Series 2025B, GO, 5.00%, 7/1/2027	1,500	1,567
Salt River Project Agricultural Improvement and Power District, Arizona Electric System
Series 2015A, Rev., 5.00%, 6/1/2025	35,000	35,000
Series 2019A, Rev., 5.00%, 1/1/2027	385	398
Scottsdale Municipal Property Corp. Series 2017, Rev., 5.00%, 7/1/2027 (b)	55	57
State of Arizona Lottery Series 2019, Rev., 5.00%, 7/1/2025 (b)	10,205	10,220
Town of Queen Creek Excise Tax, Rev., 5.00%, 8/1/2026 (b)	1,240	1,265
Total Arizona		74,001
Arkansas — 0.0% ^
State of Arkansas, Federal Highway, GO, 5.00%, 10/1/2025	40	40
University of Arkansas, Various Facility UAMS Campus Series 2019A, Rev., 5.00%, 3/1/2027	25	26
University of Central Arkansas, Student Fee
Series 2020A, Rev., 5.00%, 11/1/2026	220	225
Series 2020A, Rev., 5.00%, 11/1/2027	200	208
Total Arkansas		499
California — 0.9%
California Community Choice Financing Authority, Green Bond Series 2022A-2, Rev., (SOFR + 1.70%), 4.62%, 6/6/2025 (c)	5,000	5,008
California Health Facilities Financing Authority, St. Joseph Health System
Series 2013A, Rev., 5.00%, 7/1/2025	125	125
Series 2019C, Rev., 5.00%, 10/1/2025 (d)	1,000	1,004
California Health Facilities Financing Authority, Sutter Health Series 2016A, Rev., 5.00%, 11/15/2025 (b)	120	120
California Infrastructure and Economic Development Bank, Bay Area Toll Bridge First Lien Series 2003A, Rev., AMBAC, 5.00%, 1/1/2028 (b)	25	27
California Municipal Finance Authority Series 2021A, Rev., AMT, 3.75%, 10/1/2025 (d)	3,375	3,373
California Municipal Finance Authority, Waste Management, Inc., Project Series 2017A, Rev., AMT, 4.10%, 12/1/2025 (d)	1,000	1,000
California Pollution Control Financing Authority, Solid Waste Disposal, Republic Services, Inc., Project, Rev., AMT, VRDO, 3.70%, 8/15/2025 (d) (e)	2,500	2,498
California Statewide Communities Development Authority, Enloe Medical Center, Rev., 5.00%, 2/15/2026 (b)	25	25

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
City of Vernon, Electric System
Series 2021A, Rev., 5.00%, 10/1/2027	25	26
Series 2021A, Rev., 5.00%, 4/1/2028	75	78
Desert Community College District, GO, 5.00%, 2/1/2026 (b)	20	20
Golden State Tobacco Securitization Corp. Series 2017A-1, Rev., 5.00%, 6/1/2026 (b)	90	92
Los Angeles Department of Water and Power System
Series 2020A, Rev., 5.00%, 7/1/2026	500	508
Series 2022E, Rev., 5.00%, 7/1/2026	1,350	1,371
Series 2016B, Rev., 5.00%, 7/1/2027	1,000	1,008
Series 2017B, Rev., 5.00%, 7/1/2030	515	525
Series 2024C, Rev., 5.00%, 7/1/2030	400	427
Sacramento Municipal Utility District, Electric Series 2019B, Rev., 5.00%, 10/15/2025 (d)	140	140
San Diego Community College District, GO, 5.00%, 8/1/2026 (b)	25	26
Southern California Public Power Authority Series 2023-1, Rev., 5.00%, 7/1/2026	800	813
State of California, Various Purpose, GO, 5.00%, 12/1/2027	2,205	2,325
Tobacco Securitization Authority of Southern California, San Diego County Tobacco Asset Securitization Corp. Series 2019A, Class 1, Rev., 5.00%, 6/1/2025	600	600
Total California		21,139
Colorado — 1.2%
Adams and Arapahoe Joint School District 28J Aurora, GO, 5.50%, 12/1/2026 (f)	2,000	2,075
Boulder Larimer and Weld Countes St. Vrain Valley School District Re-1J Series 2016C, GO, 5.00%, 12/15/2025 (b)	20	20
City and County of Denver
Series 2024A, GO, 5.00%, 8/1/2026	700	718
Series 2024B, GO, 5.00%, 8/1/2026	600	615
City and County of Denver, Airport System
Series 2022C, Rev., 5.00%, 11/15/2025	40	40
Series 2023B, Rev., AMT, 5.00%, 11/15/2027	1,500	1,554
Series 2023B, Rev., AMT, 5.00%, 11/15/2028	5,000	5,241
City and County of Denver, Wellington E. Webb Municipal Office Building, COP, 5.00%, 12/1/2026	30	31
Colorado Bridge Enterprise Series 2019A, Rev., 4.00%, 12/1/2025	115	116
Colorado Health Facilities Authority, Adventhealth Obligated Group Series 2019B, Rev., 5.00%, 11/19/2026 (d)	1,260	1,287
Colorado Health Facilities Authority, Adventist Health System
Series 2018B, Rev., 5.00%, 11/20/2025 (d)	2,965	2,982
Series 2016C, Rev., 5.00%, 11/15/2026 (d)	3,260	3,320
Colorado Health Facilities Authority, CommonSpirit Health
Series 2019B-1, Rev., 5.00%, 8/1/2025 (d)	2,600	2,604
Series 2019B-2, Rev., 5.00%, 8/1/2026 (d)	115	116
Series 2019A-2, Rev., 5.00%, 8/1/2028	25	26
Colorado Health Facilities Authority, Intermountain Healthcare
Series 2022B, Rev., 5.00%, 8/17/2026 (d)	1,700	1,734
Series 2022C, Rev., 5.00%, 8/15/2028 (d)	1,300	1,367
Colorado Health Facilities Authority, Parkview Medical Center, Inc., Project Series 2020A, Rev., 4.00%, 9/1/2030 (b)	1,650	1,727
Colorado Health Facilities Authority, The Evangelical Lutheran Good Samaritan Society Project
Series 2015A, Rev., 5.00%, 6/1/2025 (b)	275	275
Series 2017, Rev., 5.00%, 6/1/2027 (b)	220	228
Denver City and County School District No. 1, GO, 5.00%, 12/1/2025	25	25
Denver Urban Renewal Authority Series 2010B-1, Rev., 5.00%, 12/1/2025	70	71

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Colorado — continued
Regional Transportation District Series 2015A, COP, 5.00%, 6/1/2025	180	180
Regional Transportation District Sales Tax Series 2023A, Rev., 5.00%, 11/1/2026	60	62
Regional Transportation District, Denver Transit Partners
Series 2020A, Rev., 3.00%, 1/15/2026	110	110
Series 2020A, Rev., 5.00%, 7/15/2026	225	229
State of Colorado
Series 2017K, COP, 5.00%, 3/15/2026	30	30
Series 2018L, COP, 5.00%, 3/15/2026	50	51
Series 2020A, COP, 5.00%, 9/1/2027	25	26
Series 2018A, COP, 5.00%, 12/15/2027	20	21
Series 2018L, COP, 4.00%, 3/15/2029	50	51
University of Colorado Series A, Rev., 5.00%, 6/1/2025 (b)	65	65
University of Colorado, Enterprise System
Series 2017A-2, Rev., 5.00%, 6/1/2025	30	30
Series 2017A-2, Rev., 5.00%, 6/1/2027	50	52
Total Colorado		27,079
Connecticut — 0.9%
Connecticut State Health and Educational Facilities Authority, Stamford Hospital Series L-1, Rev., 4.00%, 7/1/2026	350	351
State of Connecticut
Series F, GO, 5.00%, 11/15/2025	75	76
Series 2025B, GO, 5.00%, 12/1/2026	9,200	9,474
Series 2025B, GO, 5.00%, 12/1/2027	4,225	4,447
Series 2018F, GO, 5.00%, 9/15/2028	755	805
State of Connecticut Clean Water Fund, State Revolving Fund Series 2015A, Rev., 5.00%, 3/1/2026	40	40
State of Connecticut Special Tax
Series 2021A, Rev., 5.00%, 5/1/2026	1,000	1,020
Series 2021D, Rev., 5.00%, 11/1/2026	100	103
Series B, Rev., 5.00%, 9/1/2028	140	144
State of Connecticut Special Tax, Transportation Infrastructure Purpose Series B, Rev., 5.00%, 9/1/2027	50	51
Town of Groton, GO, BAN, 4.25%, 4/23/2026	4,300	4,333
Total Connecticut		20,844
Delaware — 0.6%
Delaware State Economic Development Authority, Delmarva Power and Light Co. Project Series 2020A, Rev., 1.05%, 7/1/2025 (d)	6,000	5,983
University of Delaware Series 2013C, Rev., VRDO, LIQ : TD Bank NA, 1.45%, 6/2/2025 (d)	8,000	8,000
Total Delaware		13,983
District of Columbia — 1.0%
District of Columbia
Series 2017D, GO, 5.00%, 6/1/2025	90	90
Series 2024C, GO, 5.00%, 12/1/2027	5,000	5,259
Series 2024C, GO, 5.00%, 12/1/2028	2,000	2,138
Series 2017D, GO, 5.00%, 6/1/2029	2,000	2,069
District of Columbia Housing Finance Agency, Multi Family Housing Edgewood Apartments Project Series 2023, Rev., FHA, 5.00%, 6/1/2026 (d)	5,100	5,129
District of Columbia Housing Finance Agency, Paxton Project Series 2022, Rev., 4.00%, 9/1/2025 (d)	3,250	3,251

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
District of Columbia — continued
District of Columbia, Children's Hospital Obligated Group
Series 2015, Rev., 5.00%, 7/15/2025	55	55
Series 2015, Rev., 5.00%, 7/15/2026	100	101
Series 2015, Rev., 5.00%, 7/15/2027	50	51
Series 2015, Rev., 5.00%, 7/15/2028	170	172
Series 2015, Rev., 5.00%, 7/15/2029	20	20
District of Columbia, City Market at O Street Project, 5.00%, 6/1/2025	1,000	1,000
District of Columbia, Gallaudet University Project Series 2021A, Rev., 5.00%, 4/1/2026	100	102
District of Columbia, National Public Radio, Inc., Issue
Rev., 4.00%, 4/1/2026 (b)	25	25
Series 2016, Rev., 5.00%, 4/1/2026 (b)	25	26
Metropolitan Washington Airports Authority Aviation Series 2024A, Rev., AMT, 5.00%, 10/1/2030	2,000	2,128
Washington Metropolitan Area Transit Authority
Series 2018, Rev., 5.00%, 7/1/2025	95	95
Series A-1, Rev., 5.00%, 7/1/2025	160	160
Series 2017B, Rev., 5.00%, 7/1/2027	170	177
Series A-1, Rev., 5.00%, 7/1/2028	375	390
Total District of Columbia		22,438
Florida — 3.0%
Alachua County School Board Series 2020, COP, A.G., 5.00%, 7/1/2027	65	68
Central Florida Expressway Authority, Senior Lien
Series 2016B, Rev., 5.00%, 7/1/2025	25	25
Series 2021, Rev., A.G., 5.00%, 7/1/2025	500	501
Series 2019B, Rev., 5.00%, 7/1/2026	40	41
Series 2016B, Rev., 5.00%, 7/1/2028	685	698
Series 2017, Rev., 5.00%, 7/1/2029	90	93
City of Fort Myers Utility System Series 2020A, Rev., A.G., 5.00%, 10/1/2025	70	70
City of Gainesville, Utilities System
Series 2017A, Rev., 5.00%, 10/1/2028	765	802
Series B, Rev., 5.00%, 10/1/2029	225	225
City of Jacksonville
Series 2015, Rev., 5.00%, 10/1/2027	325	327
Series 2019A, Rev., 5.00%, 10/1/2027	100	105
City of Lakeland, Department of Electric Utilities Series 2010A, Rev., A.G., 5.25%, 10/1/2028	500	535
City of South Miami Health Facilities Authority, Inc., Baptist Health South Florida Obligated Group, Rev., 5.00%, 8/15/2028	65	67
County of Broward, Airport System
Series 2013C, Rev., 5.25%, 10/1/2026	50	50
Series A, Rev., AMT, 5.00%, 10/1/2029	1,000	1,003
County of Lee, Airport Series 2021A, Rev., AMT, 5.00%, 10/1/2028	1,500	1,565
County of Miami-Dade
Series 2020, GO, 5.00%, 7/1/2027	20	21
Series 2016, Rev., 5.00%, 10/1/2029	125	128
County of Miami-Dade, Aviation System
Series B, Rev., 5.00%, 10/1/2026	35	35
Series A, Rev., 5.00%, 10/1/2027	150	153
Series A, Rev., 5.00%, 10/1/2028	1,340	1,364
Series A, Rev., 5.00%, 10/1/2029	155	158

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
County of Miami-Dade, Building Better Communities Program Series 2016A, GO, 5.00%, 7/1/2027	20	21
County of Miami-Dade, Transit System
Series 2015, Rev., 5.00%, 7/1/2025	1,000	1,001
Rev., 5.00%, 7/1/2026	1,090	1,091
County of Miami-Dade, Water and Sewer System Series 2021, Rev., 5.00%, 10/1/2027	735	771
County of St. Lucie, Power and Light Co., Project, Rev., VRDO, 1.60%, 6/2/2025 (d)	10,000	10,000
Duval County Public Schools
Series 2022A, COP, A.G., 5.00%, 7/1/2027	235	244
Series 2022A, COP, A.G., 5.00%, 7/1/2028	95	100
Escambia County School Board Series 2020A, COP, 5.00%, 2/1/2026	195	198
Florida Department of Environmental Protection
Series 2014A, Rev., 5.00%, 7/1/2025	1,700	1,702
Series 2015A, Rev., 5.00%, 7/1/2025	160	160
Series 2017A, Rev., 5.00%, 7/1/2027	100	104
Series 2019B, Rev., 5.00%, 7/1/2027	45	47
Florida Department of Management Services
Series 2017A, Rev., 5.00%, 9/1/2026	115	118
Series 2018A, COP, 5.00%, 11/1/2026	595	612
Series 2018A, COP, 5.00%, 11/1/2027	1,805	1,891
Series 2021A, COP, 5.00%, 11/1/2029	1,350	1,458
Florida Housing Finance Corp., Culmer Apartments Series 2023C, Rev., 5.00%, 12/1/2025 (d)	3,725	3,752
Florida Municipal Power Agency, All-Requirements Power Supply Project
Series 2017A, Rev., 5.00%, 10/1/2025	1,075	1,082
Series 2016A, Rev., 5.00%, 10/1/2026	55	57
Series 2017A, Rev., 5.00%, 10/1/2026	70	72
Series 2016A, Rev., 5.00%, 10/1/2027	70	72
Series 2017A, Rev., 5.00%, 10/1/2027	1,345	1,404
Series 2019A, Rev., 5.00%, 10/1/2027	215	225
Series 2018A, Rev., 4.00%, 10/1/2028	2,820	2,850
Series 2016A, Rev., 5.00%, 10/1/2028	900	919
Series 2016A, Rev., 5.00%, 10/1/2029	2,100	2,144
Greater Orlando Aviation Authority Series 2017A, Rev., AMT, 5.00%, 10/1/2027 (b)	750	780
JEA Electric System
Series 2017B, Rev., 5.00%, 10/1/2027	75	78
Series 2017B, Rev., 5.00%, 10/1/2029	25	26
Lee County School Board (The)
Series 2020A, COP, 5.00%, 8/1/2026	260	266
Series 2014A, COP, 5.00%, 8/1/2028	145	145
Manatee County School District Series 2017, Rev., A.G., 5.00%, 10/1/2029	45	46
Miami Beach Redevelopment Agency Series A, Rev., 5.00%, 2/1/2028	300	301
Miami-Dade County Expressway Authority, Toll System
Series 2013A, Rev., 5.00%, 7/1/2025	1,400	1,401
Series 2014B, Rev., 5.00%, 7/1/2025	3,400	3,403
Series 2014A, Rev., 5.00%, 7/1/2027	210	210
Series 2016A, Rev., 5.00%, 7/1/2028	100	102
Miami-Dade County Housing Finance Authority, Quail Roost Transit Village Series 2023, Rev., 5.00%, 9/1/2025 (d)	2,250	2,259
Miami-Dade County Housing Finance Authority, Santa Clara II Apartments Series 2023, Rev., 5.00%, 10/1/2025 (d)	4,655	4,678

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
Orange County Convention Center Series 2017, Rev., 5.00%, 10/1/2026	210	216
Orange County Health Facilities Authority, Orlando Health Obligated Group Series 2019B, Rev., 5.00%, 10/1/2026	50	51
Orange County School Board
Series 2015D, COP, 5.00%, 8/1/2025 (b)	130	130
Series 2016C, COP, 5.00%, 8/1/2026 (b)	4,225	4,327
Series 2016B, COP, 5.00%, 8/1/2027	55	56
Series 2017B, COP, 5.00%, 8/1/2027	2,155	2,248
Series 2017C, COP, 5.00%, 8/1/2028	85	90
Orlando Utilities Commission Series 2020A, Rev., 5.00%, 10/1/2027	25	26
Palm Beach County School District
Series 2017A, COP, 5.00%, 8/1/2025	295	296
Series 2018A, COP, 5.00%, 8/1/2026	275	281
Series 2022B, COP, 5.00%, 8/1/2026	60	61
Series 2017A, COP, 5.00%, 8/1/2027	180	188
Series 2018B, COP, 5.00%, 8/1/2027	400	417
Series 2018C, COP, 5.00%, 8/1/2029	115	122
Palm Beach County Solid Waste Authority
Series 2015, Rev., 5.00%, 10/1/2025	250	250
Series 2015, Rev., 5.00%, 10/1/2026	80	80
Pasco County School Board
Series 2022A, COP, 5.00%, 8/1/2025	835	837
Series 2022A, COP, 5.00%, 8/1/2027	80	83
Polk County School District Series 2019B, COP, 5.00%, 1/1/2026	110	111
School Board of Miami-Dade County (The)
Series 2015D, COP, 5.00%, 2/1/2027	1,325	1,340
Series 2012A, COP, 4.00%, 8/1/2028	150	150
School District of Broward County
Series 2015A, COP, 5.00%, 7/1/2025	500	501
Series A, COP, 5.00%, 7/1/2028	75	76
South Broward Hospital District, Memorial Healthcare System, Rev., 4.00%, 5/1/2026	110	111
State of Florida Board of Education, Public Education Capital Outlay
Series 2019D, GO, 5.00%, 6/1/2025	80	80
Series 2023A, GO, 5.00%, 6/1/2026	200	204
State of Florida Department of Education Series 2018A, Rev., 5.00%, 7/1/2027	50	52
State of Florida Department of Transportation
Series 2021A, Rev., 5.00%, 7/1/2025	25	25
Series 2019A, Rev., 5.00%, 7/1/2027	20	21
Series 2019A, Rev., 5.00%, 7/1/2028	105	112
State of Florida Department of Transportation Turnpike System
Series 2016B, Rev., 5.00%, 7/1/2025	80	80
Series 2025A, Rev., 5.00%, 7/1/2029	1,900	2,052
State of Florida Lottery
Series 2017A, Rev., 5.00%, 7/1/2025	170	170
Series 2017A, Rev., 5.00%, 7/1/2027	20	21
State of Florida, Public Education Capital Outlay
Series 2022B, GO, 5.00%, 6/1/2025	75	75
Series 2020A, GO, 5.00%, 6/1/2027	105	110

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
State of Florida, State Board of Education, Lottery Series 2016A, Rev., 5.00%, 7/1/2026	95	97
Tampa Bay Water, Regional Water Supply Authority, Utility System Series 2016C, Rev., 5.00%, 10/1/2027	225	236
Tampa Sports Authority Series 2015, Rev., 5.00%, 1/1/2026	80	80
Total Florida		69,287
Georgia — 1.0%
Albany-Dougherty Payroll Development Authority, Procter & Gamble Paper Products Series 1999, Rev., 5.20%, 5/15/2028	25	26
Athens-Clarke County Unified Government Water and Sewerage Series 2015, Rev., 5.00%, 7/1/2025	25	25
Atlanta Development Authority, Georgia State University Research Foundation Science Park LLC Project Series 2016, Rev., 4.00%, 7/1/2026 (b)	1,555	1,570
Bartow County Development Authority, Georgia Power Co. Plant
Series 2013-1, Rev., 2.88%, 8/19/2025 (d)	13,500	13,471
Series 2009-1, Rev., 3.95%, 3/8/2028 (d)	210	213
Cedartown Polk County Hospital Authority, Polk Medical Center Project, Rev., 5.00%, 7/1/2026 (b)	110	112
City of Atlanta Water and Wastewater Series 2004, Rev., A.G., 5.75%, 11/1/2027	1,000	1,070
Clarke County Hospital Authority, Pidemont Healthcare Series 2016A, Rev., 5.00%, 7/1/2029	25	26
County of DeKalb, Water and Sewerage Series 2006B, Rev., 5.25%, 10/1/2026	30	31
Development Authority of Burke County (The), Georgia Power Co. Plant Vogtle Project Series 2012-2, Rev., 3.30%, 8/21/2029 (d)	2,250	2,215
Gwinnett County School District Series 2010, GO, 5.00%, 6/6/2025	125	125
Henry County Hospital Authority, Piedmont Henry Hospital Project Series 2014A, Rev., 5.00%, 7/1/2027	1,390	1,392
Metropolitan Atlanta Rapid Transit Authority, Sales Tax Series 2017D, Rev., 4.00%, 7/1/2029	1,000	1,011
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4 Project Series 2019A, Rev., 5.00%, 1/1/2026	1,000	1,010
State of Georgia Series 2014A, GO, 4.00%, 2/1/2026	100	100
Total Georgia		22,397
Hawaii — 0.0% ^
City and County Honolulu
Series A, Rev., 4.00%, 7/1/2026	20	20
Series D, GO, 5.00%, 9/1/2026	70	72
City and County Honolulu Wastewater System, First Resolution Series B, Rev., 5.00%, 7/1/2025 (b)	25	25
City and County of Honolulu Series 2022A, GO, 5.00%, 11/1/2026	120	123
County of Hawaii Series A, GO, 5.00%, 9/1/2027	50	51
State of Hawaii
Series FK, GO, 5.00%, 5/1/2027	75	78
Series FH, GO, 5.00%, 10/1/2028	70	72
Total Hawaii		441
Idaho — 0.1%
Idaho State Building Authority, Sales Tax Series 2024A, Rev., 5.00%, 6/1/2025	3,000	3,000
Illinois — 4.4%
Carol Stream Park District Series 2020C, GO, 4.00%, 11/1/2026	1,020	1,034
Chicago O'Hare International Airport, General Airport, Senior Lien
Series A, Rev., 5.00%, 1/1/2027	20	21
Series C, Rev., 5.00%, 1/1/2027	20	20
Series C, Rev., 5.00%, 1/1/2028	575	580
Series C, Rev., 5.00%, 1/1/2028	40	41
Series C, Rev., 5.00%, 1/1/2029	595	600

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
County of Cook
Series 2022A, GO, 5.00%, 11/15/2025	1,955	1,970
Series 2021B, GO, 4.00%, 11/15/2026	230	233
Series 2021A, GO, 5.00%, 11/15/2026	205	210
Series 2016A, GO, 5.00%, 11/15/2027	2,800	2,866
Series 2016A, GO, 5.00%, 11/15/2028	45	46
County of Cook, Sales Tax Series 2022A, Rev., 5.00%, 11/15/2025	45	45
DuPage County Community High School District No. 94 West Chicago, GO, 4.00%, 1/1/2033	10	10
Illinois Development Finance Authority, Solid waste Management, Inc. Project, Rev., AMT, 4.25%, 11/3/2025 (d)	6,000	5,998
Illinois Development Finance Authority, United Community and Housing Development Corp. Series 1991B, Rev., Zero Coupon, 7/15/2025 (b)	5,845	5,822
Illinois Finance Authority, Clean Water Initiative Revolving Fund
Series 2019, Rev., 5.00%, 7/1/2025	45	45
Series 2019, Rev., 5.00%, 1/1/2027	240	248
Series 2019, Rev., 5.00%, 7/1/2027	250	261
Series 2020, Rev., 5.00%, 7/1/2027	40	42
Illinois Finance Authority, Edward Elmhurst Healthcare Series 2018A, Rev., 5.00%, 1/1/2028 (b)	20	21
Illinois Finance Authority, Northwestern Memorial Healthcare
Series 2017A, Rev., 5.00%, 7/15/2025	30	30
Series 2017A, Rev., 5.00%, 7/15/2027	80	83
Illinois Finance Authority, Northwestern University
Series 2015, Rev., 5.00%, 12/1/2025	25	25
Series 2017A, Rev., 5.00%, 7/15/2026	270	276
Illinois Finance Authority, Presbyterian Homes Obligated Group Series 2021B, Rev., (SIFMA Municipal Swap Index Yield + 0.70%), 2.38%, 6/12/2025 (c)	1,125	1,117
Illinois Finance Authority, Presence Health Network Series 2016C, Rev., 5.00%, 2/15/2027	145	150
Illinois Finance Authority, Rush University Medical Center Obligated Group
Series 2015A, Rev., 5.00%, 11/15/2025	765	766
Series 2015A, Rev., 5.00%, 11/15/2027	20	20
Illinois Finance Authority, State Clean Water Initiative
Series 2016, Rev., 5.00%, 1/1/2026	20	20
Series 2017, Rev., 5.00%, 1/1/2026	95	96
Series 2017, Rev., 5.00%, 7/1/2027	20	21
Illinois Finance Authority, Swedish Covenant Hospital Series 2016A, Rev., 5.00%, 8/15/2026 (b)	1,145	1,171
Illinois Finance Authority, The Carle Foundation Series 2021A, Rev., 5.00%, 8/15/2028	100	106
Illinois Finance Authority, Uchicago Medicine Series 2022B-2, Rev., 5.00%, 8/15/2027 (d)	2,065	2,132
Illinois Finance Authority, Unitypoint Health Series 2016D, Rev., 4.00%, 2/15/2026 (b)	5,000	5,035
Illinois Finance Authority, University of Chicago Series 2015A, Rev., 5.00%, 10/1/2025 (b)	23,000	23,134
Illinois Housing Development Authority, Rev., FHA, 4.00%, 6/1/2025 (d)	1,350	1,350
Illinois Municipal Electric Agency, Power Supply System Series 2015A, Rev., 5.00%, 2/1/2026	100	100
Illinois State Toll Highway Authority
Series 2019C, Rev., 5.00%, 1/1/2026	95	96
Series 2018A, Rev., 5.00%, 1/1/2027	45	46
Series 2019B, Rev., 5.00%, 1/1/2027	555	574
Series 2019C, Rev., 5.00%, 1/1/2027	165	171
Series 2016B, Rev., 5.00%, 1/1/2028	25	25
Series 2018A, Rev., 5.00%, 1/1/2028	75	79

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Series 2019C, Rev., 5.00%, 1/1/2029	400	428
Kane McHenry Cook and De Kalb Counties Unit School District No. 300 Series 2015, GO, 5.00%, 1/1/2027	20	20
Northern Illinois Municipal Power Agency
Series 2016A, Rev., 5.00%, 12/1/2026	175	180
Series 2016A, Rev., 5.00%, 12/1/2029	1,185	1,210
Railsplitter Tobacco Settlement Authority, Rev., 5.00%, 6/1/2025 (b)	960	960
Regional Transportation Authority
Series 2017A, Rev., 5.00%, 7/1/2028	285	295
Series 2017A, Rev., 5.00%, 7/1/2029	1,700	1,755
State of Illinois
Series 2023D, GO, 5.00%, 7/1/2025	2,995	2,999
Series 2019B, GO, 5.00%, 9/1/2025	3,860	3,875
Series 2020D, GO, 5.00%, 10/1/2025	20	20
Series 2017D, GO, 5.00%, 11/1/2025	2,325	2,342
Series 2017A, GO, 5.00%, 12/1/2025	250	252
GO, 5.00%, 2/1/2026	695	703
GO, 5.50%, 5/1/2026	5,000	5,101
Series 2023D, GO, 5.00%, 7/1/2026	8,000	8,148
Series 2017D, GO, 5.00%, 11/1/2026	1,110	1,137
Series 2016, GO, 5.00%, 2/1/2027	150	154
Series 2021B, GO, 5.00%, 3/1/2027	125	128
Series 2022A, GO, 5.00%, 3/1/2027	20	21
Series 2023D, GO, 5.00%, 7/1/2027	90	93
Series 2018A, GO, 5.00%, 10/1/2027	200	207
Series 2017D, GO, 5.00%, 11/1/2027	1,160	1,207
Series 2022B, GO, 5.00%, 3/1/2028	50	52
Series 2016, GO, 5.00%, 6/1/2028	1,345	1,364
Series 2017D, GO, 5.00%, 11/1/2028	2,965	3,064
Series 2017A, GO, 5.00%, 12/1/2028	90	93
Series 2016, GO, 5.00%, 2/1/2029	35	36
Series 2018A, GO, 5.00%, 5/1/2029	225	234
Series 2017C, GO, 5.00%, 11/1/2029	30	31
Series 2021A, GO, 5.00%, 12/1/2029	85	90
State of Illinois Sales Tax Series 2018A, Rev., 5.00%, 6/15/2025	2,600	2,601
State of Illinois, Sales Tax
Series 2013, Rev., 5.00%, 6/15/2026	1,250	1,253
Series 2021A, Rev., 4.00%, 6/15/2027	40	41
Series 2016, Rev., 5.00%, 6/15/2029	25	25
University of Illinois Series 2023A, Rev., 5.00%, 4/1/2027	80	83
University of Illinois, Auxiliary Facilities System Series 2023A, Rev., 5.00%, 4/1/2026	1,550	1,573
Village of Oswego Series 2016, GO, 5.00%, 12/15/2025 (b)	1,380	1,393
Will Grundy Etc Counties Community College District No. 525, Joliet Junior College, GO, 5.00%, 1/1/2026	30	30
Total Illinois		99,934
Indiana — 2.3%
City of Indianapolis, Department of Public Utilities Water System
Series 2016B, Rev., 5.00%, 10/1/2026	20	21
Series 2018A, Rev., 5.00%, 10/1/2026	80	82

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Indiana — continued
Series 2018A, Rev., 5.00%, 10/1/2027	45	47
City of Rockport, Indiana Michigan Power Co. Project Series 2009B, Rev., 3.05%, 6/1/2025 (b)	6,500	6,500
City of Whiting, BP Products North America, Inc. Project Series 2019A, Rev., AMT, 5.00%, 6/5/2026 (d)	1,900	1,917
Gary Community School Building Corp., Ad Valorem Property Tax First Mortgage
Series 2020B, Rev., 4.00%, 1/15/2026	220	221
Series 2020B, Rev., 4.00%, 7/15/2026	235	237
Indiana Finance Authority
Series 2017A, Rev., 5.00%, 6/1/2025 (b)	115	115
Series 2017A, Rev., 5.00%, 12/1/2027 (b)	20	21
Indiana Finance Authority, Community Foundation of Northern Indiana Obligated Group, Rev., 5.00%, 9/1/2028	2,065	2,113
Indiana Finance Authority, CWA Authority Project Series 2021-2, Rev., 5.00%, 10/1/2027	105	110
Indiana Finance Authority, Goshen Health Series 2019B, Rev., 2.10%, 11/1/2026 (d)	2,700	2,628
Indiana Finance Authority, Indiana University Health Obligated Group
Series 2016A, Rev., 5.00%, 12/1/2025	165	166
Series 2023B1, Rev., 5.00%, 7/1/2028 (d)	2,100	2,206
Indiana Finance Authority, Indianapolis Power and Light Co. Project Series 2021B, Rev., 0.65%, 8/1/2025	4,500	4,472
Indiana Finance Authority, Parkview Health System, Inc. Series 2017A, Rev., 5.00%, 11/1/2025	250	252
Indiana Finance Authority, Stadium Project Series 2022A, Rev., 5.00%, 2/1/2026	40	41
Indiana Finance Authority, State Revolving Fund Program Series 2017C, Rev., 5.00%, 2/1/2027	70	72
Indiana Housing and Community Development Authority Series 2017B-3, Rev., VRDO, LIQ : TD Bank NA, 1.45%, 6/2/2025 (d)	20,000	20,000
Indiana Municipal Power Agency, Power Supply System
Series 2016C, Rev., 5.00%, 1/1/2026	55	56
Series 2016C, Rev., 5.00%, 1/1/2027	40	41
Series 2016C, Rev., 5.00%, 1/1/2028	30	31
Series 2016C, Rev., 5.00%, 1/1/2029	185	188
IPS Multi-School Building Corp., Ad Valorem Property Tax First Mortgage Series 2024, Rev., 5.00%, 7/15/2025	1,050	1,052
Penn High School Building Corp., Mishawaka St. Joseph County Indiana, Ad Valorem Property Tax Series 2024B, Rev., 5.00%, 7/15/2025	700	701
Purdue University Series EE, Rev., 5.00%, 7/1/2027	35	37
Tippecanoe School Corp.
Series 2024A, GO, 5.00%, 7/15/2025	2,150	2,154
Series 2024B, GO, 5.00%, 7/15/2025	2,225	2,229
Series 2024A, GO, 5.00%, 1/15/2026	2,830	2,862
Series 2024B, GO, 5.00%, 1/15/2026	2,830	2,862
Total Indiana		53,434
Iowa — 2.2%
City of Shenandoah, Iowa Sewer Capital Loan Project, Rev., 4.00%, 6/30/2026	11,900	11,957
County of Polk Series 2019, GO, 4.00%, 6/1/2025	65	65
Iowa Finance Authority, Midwestern Disaster Area, Archer-Daniels-Midland Co., Project, Rev., VRDO, 1.55%, 6/12/2025 (d)	15,200	15,200
Iowa Finance Authority, State Revolving Fund Series 2016, Rev., 5.00%, 8/1/2026	95	98
State of Iowa, Ijobs Program Series 2016A, Rev., 5.00%, 6/1/2027	2,000	2,039
University of Iowa (The), Parking System Series 2023, Rev., BAN, 3.50%, 7/1/2026	21,595	21,600
Total Iowa		50,959
Kansas — 0.7%
City of Derby Series 2024-1, GO, 4.00%, 12/1/2026	2,000	2,007
Kansas Development Finance Authority, AdventHealth Series 2021B, Rev., 5.00%, 11/15/2028 (d)	5,600	5,907

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Kansas — continued
Kansas Development Finance Authority, State of Kansas Project Series 2020R, Rev., 5.00%, 11/1/2025	155	156
Riley County Unified School District No. 383, Manhattan-Ogden Series 2018A, GO, 5.00%, 9/1/2027 (b)	60	63
State of Kansas Department of Transportation
Series 2025A, Rev., 5.00%, 9/1/2027 (f)	2,000	2,092
Series 2025A, Rev., 5.00%, 9/1/2028 (f)	3,000	3,192
University of Kansas Hospital Authority, Health System Series 2017A, Rev., 4.00%, 3/1/2027 (b)	225	229
Wyandotte County-Kansas City Unified Government Utility System
Series 2014A, Rev., 5.00%, 9/1/2028	1,000	1,001
Series 2014A, Rev., 5.00%, 9/1/2029	1,000	1,001
Total Kansas		15,648
Kentucky — 0.5%
Commonwealth of Kentucky, State Office Building Project Series 2018A, COP, 4.00%, 4/15/2027	1,250	1,270
County of Trimble Series 2023A, Rev., AMT, 4.70%, 6/1/2027 (d)	1,000	1,006
Kentucky Asset Liability Commission Series 2021A, Rev., 5.00%, 11/1/2027	25	26
Kentucky Economic Development Finance Authority, CommonSpirit Health Obligated Group Series 2019A-1, Rev., 5.00%, 8/1/2025	35	35
Kentucky State Property and Building Commission, Project No. 108 Series B, Rev., 5.00%, 8/1/2025	85	85
Kentucky State Property and Building Commission, Project No. 112
Series B, Rev., 5.00%, 11/1/2026	105	108
Series B, Rev., 5.00%, 11/1/2027	1,000	1,024
Series B, Rev., 5.00%, 11/1/2028	305	312
Kentucky State Property and Building Commission, Project No. 113 Series 2024B, Rev., 5.00%, 11/1/2027	1,000	1,048
Kentucky State Property and Building Commission, Project No. 115, Rev., 5.00%, 4/1/2028	500	519
Kentucky State Property and Building Commission, Project No. 122 Series A, Rev., 5.00%, 11/1/2027	260	273
Kentucky State Property and Building Commission, Project No. 124 Series A, Rev., A.G., 5.00%, 11/1/2025	25	25
Kentucky State Property and Building Commission, Project No. 130 Series 2024B, Rev., 5.00%, 11/1/2029	80	86
Kentucky State Property and Building Commission, Project No. 131 Series A, Rev., 5.00%, 10/1/2028	1,000	1,064
Kentucky Turnpike Authority, Revitalization Projects
Series B, Rev., 5.00%, 7/1/2025	100	100
Series B, Rev., 5.00%, 7/1/2026	90	92
Series B, Rev., 5.00%, 7/1/2027	125	130
Louisville and Jefferson County Metropolitan Government, Louisville Gas and Electric Co. Project Series 2001A, Rev., 0.90%, 9/1/2026	5,000	4,802
Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc. Series 2016A, Rev., 5.00%, 10/1/2027	75	77
Louisville Water Co. Series 2019, Rev., 5.00%, 11/15/2025	100	101
University of Kentucky, General Receipts
Series 2015B, Rev., 5.00%, 10/1/2026	35	35
Series 2015B, Rev., 5.00%, 10/1/2027	70	70
Total Kentucky		12,288
Louisiana — 0.7%
City of New Orleans, Water System Series 2015, Rev., 5.00%, 12/1/2025 (b)	25	25
City of Shreveport, Water and Sewer, Junior Lien Series 2018C, Rev., 5.00%, 12/1/2026	75	77
Louisiana Public Facilities Authority, Elementus Minerals, LLC Project Series 2023, Rev., 5.00%, 11/1/2025 (d) (e)	9,000	9,031
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project Series 2002B, Rev., 5.50%, 5/15/2026 (b)	30	31
Louisiana Public Facilities Authority, Tulane University of Louisiana Project
Series 2020A, Rev., 5.00%, 4/1/2026 (b)	20	20

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Louisiana — continued
Series 2020A, Rev., 5.00%, 4/1/2026	80	81
State of Louisiana
Series 2023A, GO, 5.00%, 4/1/2027	680	707
Series 2024E, GO, 5.00%, 9/1/2028	1,600	1,705
Series 2024E, GO, 5.00%, 9/1/2029	1,000	1,082
State of Louisiana Gasoline and Fuels Tax, Second Lien Series 2023A-1, Rev., VRDO, LOC : TD Bank NA, 1.45%, 6/2/2025 (d)	4,000	4,000
Total Louisiana		16,759
Maine — 0.4%
Maine Health and Higher Educational Facilities Authority, Mainehealth Series 2020A, Rev., 5.00%, 7/1/2026	250	255
Maine Municipal Bond Bank Series 2020A, Rev., 5.00%, 9/1/2027	20	21
Maine School Administrative District No. 51 Series 2025A, GO, BAN, 4.50%, 12/30/2025	6,400	6,448
Maine Turnpike Authority
Series 2015, Rev., 5.00%, 7/1/2025	55	55
Series 2015, Rev., 5.00%, 7/14/2025	155	155
Rev., 5.00%, 7/1/2029	1,000	1,079
Rev., 5.00%, 7/1/2030	1,000	1,093
State of Maine
Series 2017B, GO, 5.00%, 6/1/2025	75	75
Series 2022B, GO, 5.00%, 6/1/2026	65	67
Total Maine		9,248
Maryland — 0.1%
County of Baltimore Series 2017, GO, 5.00%, 3/1/2027	25	26
County of Baltimore, Equipment Acquisition Program, COP, 5.00%, 3/1/2027	85	88
County of Howard Series 2017A, GO, 5.00%, 2/15/2027	45	47
County of Montgomery Series 2018A, GO, 5.00%, 11/1/2026	75	77
State of Maryland
Series B, GO, 4.00%, 6/1/2025	230	230
Series 2021A, GO, 5.00%, 8/1/2026	135	138
Series 2016, GO, 4.00%, 6/1/2027	130	130
State of Maryland Department of Transportation Series 2017, Rev., 5.00%, 5/1/2026	250	250
State of Maryland Department of Transportation, Second Issue
Rev., 5.00%, 6/1/2025	250	250
Series 2018, Rev., 5.00%, 10/1/2027	50	51
University System of Maryland
Series 2017A, Rev., 5.00%, 4/1/2026	40	41
Series 2019B, Rev., 5.00%, 4/1/2026	35	36
Series 2019C, Rev., 5.00%, 4/1/2027	100	104
Total Maryland		1,468
Massachusetts — 4.5%
Acton and Boxborough Regional School District, GO, BAN, 4.50%, 7/10/2025	1,900	1,902
Brockton Area Transit Authority, Rev., RAN, 4.50%, 7/25/2025	2,200	2,203
Central Berkshire Regional School District, GO, BAN, 4.25%, 9/26/2025	7,209	7,234
City of Boston Series 2015B, GO, 5.00%, 4/1/2026	50	50
City of Pittsfield, GO, BAN, 4.50%, 2/20/2026	3,100	3,129
City of Somerville Series 2025B, GO, BAN, 5.00%, 7/1/2026	11,500	11,753
City of Springfield, GO, BAN, 4.25%, 5/1/2026	6,000	6,059

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Massachusetts — continued
Commonwealth of Massachusetts
Series 2017D, GO, 5.00%, 7/1/2025	655	656
Series C, GO, A.G., 5.25%, 11/1/2026	50	52
Series 2021A, GO, 5.00%, 9/1/2029	2,000	2,173
Commonwealth of Massachusetts, Consolidated Loan of 2023 Series 2023B, GO, 5.00%, 10/1/2026	40	41
Massachusetts Bay Transportation Authority, Sales Tax Series 2005A, Rev., 5.00%, 7/1/2025	65	65
Massachusetts Development Finance Agency, Children's Hospital Corp Obligated Group Series 2024 U-2, Rev., VRDO, LOC : TD Bank NA, 1.25%, 6/2/2025 (d)	10,000	10,000
Massachusetts Development Finance Agency, Partners Healthcare System Issue
Series O-2, Rev., 5.00%, 7/1/2025 (b)	30	30
Series O-2, Rev., 5.00%, 7/1/2026	50	50
Series 2016Q, Rev., 5.00%, 7/1/2029	220	224
Massachusetts School Building Authority, Dedicated Sales Tax
Series 2015C, Rev., 5.00%, 8/15/2025 (b)	60	60
Series 2016B, Rev., 5.00%, 11/15/2026 (b)	135	139
Merrimack Valley Regional Transit Authority, Rev., RAN, 4.50%, 6/20/2025	4,900	4,902
Southeastern Regional Transit Authority, Rev., RAN, 4.25%, 8/15/2025	2,600	2,604
Town of Abington, GO, BAN, 4.50%, 4/23/2026	2,000	2,017
Town of Charlton, GO, BAN, 4.25%, 4/16/2026	5,500	5,559
Town of Middleborough, GO, BAN, 4.25%, 9/26/2025	7,554	7,580
Town of Nantucket Series A, GO, BAN, 4.50%, 7/25/2025	7,300	7,315
Town of Northbridge, GO, BAN, 4.50%, 6/20/2025	5,800	5,804
Town of Seekonk, GO, BAN, 4.25%, 4/16/2026	3,400	3,436
Town of Westford, GO, BAN, 4.25%, 4/30/2026	11,000	11,120
University of Massachusetts Building Authority Series 2015-1, Rev., 5.00%, 11/1/2029	2,000	2,014
Worcester Regional Transit Authority, Rev., RAN, GTD, 4.50%, 6/20/2025	4,400	4,402
Total Massachusetts		102,573
Michigan — 3.0%
Fulton School District, Unlimited Tax
GO, A.G., 4.00%, 5/1/2026	220	222
GO, A.G., 4.00%, 5/1/2027	210	213
Great Lakes Water Authority, Water Supply System, Second Lien
Series 2018A, Rev., 5.00%, 7/1/2026	215	219
Series 2018A, Rev., 5.00%, 7/1/2027	25	26
Series 2018A, Rev., 5.00%, 7/1/2028	100	106
Michigan Finance Authority, Henry Ford Health System
Series 2016, Rev., 5.00%, 11/15/2026	1,280	1,318
Rev., 5.00%, 11/15/2027	760	777
Michigan Finance Authority, Hospital Trinity Health Credit Group
Series 2017A-MI, Rev., 5.00%, 12/1/2027	140	146
Series 2015MI, Rev., 5.50%, 12/1/2027	1,140	1,142
Michigan Finance Authority, Trinity Health Credit Group
Series 2017A-MI, Rev., 5.00%, 12/1/2026	30	31
Series 2017A-MI, Rev., 5.00%, 12/1/2028	45	47
Michigan State Building Authority Series 2016I, Rev., 5.00%, 10/15/2030	1,000	1,023
Michigan State Building Authority, Facilities Program
Series 2023-I, Rev., VRDO, 1.78%, 6/12/2025 (d)	10,000	10,000

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Michigan — continued
Series 2016I, Rev., 5.00%, 4/15/2026	75	76
Series 2015I, Rev., 5.00%, 4/15/2030	2,165	2,177
Michigan State Hospital Finance Authority, Ascension Senior Credit Group Series 2010F-7, Rev., 5.00%, 11/15/2026 (b)	2,300	2,353
Michigan State Hospital Finance Authority, Trinity Health Credit Group Series 2008C, Rev., 5.00%, 12/1/2025	100	101
Michigan State Housing Development Authority, Rental Housing
Series 2024A, Rev., 3.63%, 10/1/2029	7,750	7,707
Series 2024A, Rev., 3.70%, 4/1/2030	9,000	8,934
Michigan State University Series 2020A, Rev., 5.00%, 8/15/2027	80	84
Michigan Strategic Fund, Consumers Co. Project Series 2019, Rev., AMT, 3.35%, 10/1/2027 (d)	1,300	1,272
RIB Floater Trust Various States Series 2022-046, Rev., VRDO, LOC : Barclays Bank plc, 1.53%, 6/2/2025 (d) (e)	31,410	31,410
State of Michigan Series 2016, Rev., GAN, 5.00%, 3/15/2026	55	56
University of Michigan, Rev., 5.00%, 4/1/2026 (b)	50	51
Total Michigan		69,491
Minnesota — 0.1%
City of St. Cloud, Centracare Health System Series 2016A, Rev., 5.00%, 5/1/2026	140	142
Duluth Independent School District No. 709 Series 2019B, COP, 5.00%, 2/1/2028	300	314
Minneapolis-St Paul Metropolitan Airports Commission
Series 2023A, Rev., 5.00%, 1/1/2027	50	52
Series A, Rev., 5.00%, 1/1/2029	35	36
Minneapolis-St. Paul Metropolitan Airports Commission Series A, Rev., 5.00%, 1/1/2027	80	83
Minnesota Higher Education Facilities Authority, Carleton College Series 2017, Rev., 5.00%, 3/1/2026	30	30
State of Minnesota
Series 2022A, Rev., 5.00%, 3/1/2027	1,285	1,334
Series 2019B, GO, 5.00%, 8/1/2027	35	37
Western Minnesota Municipal Power Agency, Red Rock Hydroelectric Project Series 2018A, Rev., 5.00%, 1/1/2026	40	40
Total Minnesota		2,068
Mississippi — 1.2%
County of Warren, Gulf Opportunity Zone, International Paper Co., Project
Series 2020A, Rev., 1.38%, 6/16/2025 (d)	1,750	1,748
Series 2020C, Rev., 1.38%, 6/16/2025 (d)	1,500	1,498
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc., Project Series 2010H, Rev., VRDO, 1.55%, 6/2/2025 (d)	15,000	15,000
Mississippi Development Bank, Desoto County Mississippi Highway Project Series 2024A, Rev., 5.00%, 1/1/2029	1,500	1,598
Mississippi Hospital Equipment and Facilities Authority, Baptist Memorial Health Care Corp. Series 2020A-1, Rev., 5.00%, 9/1/2025 (d)	7,000	7,007
State of Mississippi
Series 2015F, GO, 4.00%, 11/1/2025 (b)	795	798
Series 2016B, GO, 5.00%, 12/1/2026 (b)	500	516
Total Mississippi		28,165
Missouri — 1.5%
City of Kansas City
Series 2018A, GO, 5.00%, 2/1/2027	20	21
Series 2017C, Rev., 5.00%, 9/1/2027	40	42
Series 2017C, Rev., 5.00%, 9/1/2028	175	182
City of St Louis Airport, Lambert St. Louis International Airport Series 2005, Rev., NATL - RE, 5.50%, 7/1/2028	20	21
City of St. Louis Airport Series 2005, Rev., NATL - RE, 5.50%, 7/1/2027	235	247

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Missouri — continued
County of Jackson, Harry S. Truman Sports Complex Project Series 2014, Rev., 5.00%, 12/1/2026	20	20
Curators of the University of Missouri (The)
Series 2024, Rev., 5.00%, 11/1/2028	1,000	1,070
Series 2024, Rev., 5.00%, 11/1/2029	2,500	2,717
Health and Educational Facilities Authority of the State of Missouri Series 2021C, Rev., 5.00%, 5/1/2028 (d)	1,000	1,048
Health and Educational Facilities Authority of the State of Missouri, BJC Health System
Series 2021A, Rev., 4.00%, 7/1/2025	50	50
Series 2021B, Rev., 4.00%, 5/1/2026 (d)	5,500	5,532
Health and Educational Facilities Authority of the State of Missouri, Mercy Health
Series 2018A, Rev., 5.00%, 6/1/2028	20	21
Series 2018A, Rev., 5.00%, 6/1/2029	40	42
Health and Educational Facilities Authority of the State of Missouri, SSM Health Care Obligated Group Series 2018F, Rev., VRDO, 1.50%, 6/2/2025 (d)	14,700	14,700
Health and Educational Facilities Authority of the State of Missouri, St. Louis University, Rev., 5.00%, 11/15/2028	70	71
Health and Educational Facilities Authority of the State of Missouri, St. Luke's Healthh System, Inc. Series 2016, Rev., 5.00%, 11/15/2025	30	30
Missouri Development Finance Board, Procter & Gamble Co. Project Series 1999, Rev., 5.20%, 3/15/2029	225	237
Missouri Joint Municipal Electric Utility Commission, Prairie State Project Series 2015A, Rev., 5.00%, 6/1/2025	1,050	1,050
Missouri Public Utilities Commission, Rev., 4.00%, 5/1/2026	7,250	7,280
Total Missouri		34,381
Nebraska — 0.4%
County of Washington, Wastewater and Solid Waste Disposal Facilities, Cargill Incorporated Projects, Rev., AMT, 0.90%, 9/1/2025 (d)	6,800	6,755
Nebraska Public Power District
Series A-1, Rev., 5.00%, 1/1/2026	50	50
Series B, Rev., 5.00%, 1/1/2026	25	25
Series 2016A, Rev., 5.00%, 1/1/2027	60	61
Series A-1, Rev., 5.00%, 1/1/2027	35	35
Series C, Rev., 5.00%, 1/1/2028	125	126
Series A-1, Rev., 5.00%, 1/1/2029	65	65
Omaha School District Series 2016, GO, 5.00%, 12/15/2028	1,900	1,953
Total Nebraska		9,070
Nevada — 0.4%
Carson City Nevada Hospital, Carson Tahoe Regional Healthcare Project, Rev., 5.00%, 9/1/2027	685	705
Clark County School District, Limited Tax
Series 2015C, GO, 5.00%, 6/15/2025	220	220
Series 2016A, GO, 5.00%, 6/15/2025	280	280
Series 2017A, GO, 5.00%, 6/15/2025	295	295
Series 2018A, GO, 5.00%, 6/15/2025	50	50
Series 2021C, GO, 5.00%, 6/15/2026	75	77
Series 2016B, GO, 5.00%, 6/15/2027	80	82
Series 2017A, GO, 5.00%, 6/15/2027	190	198
Series 2018A, GO, 5.00%, 6/15/2027	150	156
Series 2015D, GO, 5.00%, 6/15/2028	140	141
Series 2017A, GO, 5.00%, 6/15/2028	115	119
Series 2018A, GO, 5.00%, 6/15/2029	60	63
Clark County Water Reclamation District, Limited Tax Series 2023, GO, 5.00%, 7/1/2025	30	30

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Nevada — continued
County of Clark
Series 2018, GO, 5.00%, 12/1/2026	1,000	1,032
Series 2018B, GO, 5.00%, 12/1/2026	50	52
Series 2017, Rev., 5.00%, 7/1/2027	20	21
County of Clark, Department of Aviation, Nevada Airport System, Subordinate Lien Series 2019D, Rev., 5.00%, 7/1/2025	75	75
County of Clark, Highway Improvement Series 2017, Rev., 5.00%, 7/1/2025	50	50
County of Clark, Indexed Fuel Tax and Subordinate Motor Vehicle Fuel Tax Series 2019, Rev., 5.00%, 7/1/2025	100	100
County of Clark, Limited Tax Series 2017, GO, 5.00%, 6/1/2025	30	30
County of Clark, Limited Tax Las Vegas Convention and Visitors Authority Series 2017C, GO, 5.00%, 7/1/2025	20	20
County of Clark, Motor Vehicle Fuel Tax Series 2020C, Rev., 5.00%, 7/1/2027	120	125
Las Vegas Valley Water District Series 2016B, GO, 5.00%, 6/1/2027	50	51
State of Nevada Department of Business and Industry, Republic Services, Inc. Project Series 2001, Rev., AMT, 3.95%, 12/1/2025 (d) (e)	4,000	4,000
State of Nevada, Capital Improvement and Cultural Affairs Series 2019A, GO, 5.00%, 5/1/2027	85	89
State of Nevada, Water Pollution Control Series 2019E, GO, 5.00%, 8/1/2027	30	31
Truckee Meadows Water Authority Series 2017, Rev., 5.00%, 7/1/2025	100	100
Total Nevada		8,192
New Hampshire — 0.1%
New Hampshire Health and Education Facilities Authority Act Series 2015B, Rev., 3.30%, 8/3/2027 (d)	2,500	2,505
New Hampshire Municipal Bond Bank Series 2022C, Rev., 5.00%, 8/15/2027	30	31
Total New Hampshire		2,536
New Jersey — 11.2%
Atlantic County Improvement Authority (The), Atlantic City Campus Phase II Project Series 2021A, Rev., A.G., 5.00%, 7/1/2026	100	102
Bergen County Improvement Authority (The), Guaranteed Government Pooled Project
Rev., GTD, 4.00%, 10/16/2025	20,000	20,062
Rev., GTD, 4.00%, 5/21/2026	14,000	14,136
Borough of Avalon, GO, BAN, 4.50%, 2/4/2026	9,350	9,430
Borough of Bloomingdale, GO, BAN, 4.50%, 2/12/2026	1,500	1,512
Borough of Carlstadt, GO, BAN, 4.50%, 5/1/2026	8,500	8,593
Borough of East Rutherford, GO, BAN, 4.00%, 4/2/2026	8,500	8,561
Borough of Emerson, GO, BAN, 4.50%, 7/25/2025	2,100	2,102
Borough of Fanwood Series 2025A, GO, BAN, 4.00%, 2/26/2026	4,000	4,023
Borough of Flemington Series 2025A, GO, BAN, 4.50%, 1/26/2026	4,000	4,032
Borough of Mountain Lakes, GO, BAN, 4.25%, 10/10/2025	2,200	2,207
Borough of North Haledon, GO, BAN, 4.50%, 6/24/2025	2,944	2,946
Borough of North Plainfield, GO, BAN, 4.25%, 11/25/2025	5,000	5,019
Borough of Palisades Park, Swimming Pool Utility, GO, BAN, 4.25%, 3/11/2026	2,000	2,010
Borough of Point Pleasant Beach, General Capital Notes Water and Sewer Utility, GO, BAN, 4.00%, 11/7/2025	4,600	4,615
Burlington County Bridge Commission, Government Leasing Program
Series 2024C, Rev., 4.50%, 8/5/2025	5,000	5,011
Series 2024D, Rev., RAN, 4.25%, 12/11/2025	4,300	4,319
Essex County Improvement Authority, Family Court Building Project, Rev., GTD, 5.00%, 6/18/2025	8,135	8,141
Jersey City Municipal Utilities Authority, Water Project Series 2025A, Rev., GTD, 5.00%, 5/1/2026	4,500	4,571
Monmouth County Improvement Authority (The), Rev., GTD, 4.00%, 3/13/2026	15,525	15,631
New Jersey Building Authority Series 2016A, Rev., 5.00%, 6/15/2026 (b)	900	920

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Jersey — continued
New Jersey Economic Development Authority
Series 2017DDD, Rev., 5.00%, 6/15/2027 (b)	45	47
Series A, Rev., 4.00%, 11/1/2027	25	25
New Jersey Economic Development Authority, School Facilities Construction
Series 2014PP, Rev., A.G. - CR, 5.00%, 6/15/2025	3,000	3,002
Series WW, Rev., 5.25%, 6/15/2025 (b)	80	80
Series 2024SSS, Rev., 5.00%, 6/15/2026	2,450	2,499
Series 2019GGG, Rev., 5.25%, 9/1/2026 (e)	2,500	2,568
Series 2024SSS, Rev., 5.00%, 6/15/2027	1,400	1,454
Series WW, Rev., 5.25%, 6/15/2028	150	150
New Jersey Health Care Facilities Financing Authority, Barnabas Health Obligated Group Series 2019B-3, Rev., 5.00%, 7/1/2026 (d)	4,535	4,611
New Jersey Health Care Facilities Financing Authority, Trinitas Regional Medical Center Obligate Group Series 2017A, Rev., 5.00%, 7/1/2025 (b)	4,000	4,006
New Jersey Health Care Facilities Financing Authority, Virtua Health Obligated Group, Rev., 5.00%, 7/1/2025	80	80
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Immediate Delivery Series 2025-2, Rev., AMT, 5.00%, 6/2/2026 (d) (f)	9,000	9,112
New Jersey Transportation Trust Fund Authority, Capital Appreciation Series 2010A, Rev., Zero Coupon, 12/15/2028	2,485	2,200
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Series 2016A-1, Rev., 5.00%, 6/15/2028	410	417
New Jersey Transportation Trust Fund Authority, Transportation Program
Series 2023AA, Rev., 5.00%, 6/15/2025	45	45
Series 2023AA, Rev., 5.00%, 6/15/2026	1,875	1,912
New Jersey Turnpike Authority
Series 2005D-2, Rev., A.G., 5.25%, 1/1/2026	16,890	17,125
Series 2005D-3, Rev., A.G., 5.25%, 1/1/2026	900	913
Series 2014A, Rev., 5.00%, 1/1/2027	220	220
Series 2017E, Rev., 5.00%, 1/1/2027	1,000	1,032
Series 2017A, Rev., 5.00%, 1/1/2029	120	124
Passaic County Improvement Authority (The), City of Paterson Project, Rev., GTD, 5.00%, 8/15/2026	350	359
State of New Jersey, GO, 5.00%, 6/1/2025	75	75
State of New Jersey, COVID-19 Emergency Bonds
Series 2020A, GO, 5.00%, 6/1/2026	2,000	2,041
Series 2020A, GO, 5.00%, 6/1/2027	110	115
State of New Jersey, Various Purpose, GO, 5.00%, 6/1/2025 (b)	25	25
Tobacco Settlement Financing Corp.
Series 2018A, Rev., 5.00%, 6/1/2025	1,955	1,955
Series 2018A, Rev., 5.00%, 6/1/2026	335	338
Series 2018A, Rev., 5.00%, 6/1/2028	1,045	1,076
Series 2018A, Rev., 5.00%, 6/1/2029	280	288
Town of Dover, General Improvement Water Utility, GO, BAN, 4.50%, 1/21/2026	11,700	11,800
Town of Guttenberg, GO, BAN, 4.25%, 10/16/2025	5,920	5,940
Township of East Windsor, GO, BAN, 4.25%, 9/19/2025	7,219	7,237
Township of Edison, Water Utility Series 2024B, GO, BAN, 4.00%, 11/6/2025	8,860	8,892
Township of Little Egg Harbor Series 2025A, GO, BAN, 4.25%, 1/20/2026	2,425	2,438
Township of Manchester Series 2025A, GO, BAN, 4.50%, 5/6/2026	6,000	6,067
Township of Medford Series 2024A, GO, BAN, 4.25%, 9/25/2025	10,290	10,318
Township of Middle, General Improvement Sewer Utility, GO, BAN, 4.25%, 9/3/2025	5,225	5,235
Township of Readington, GO, BAN, 4.25%, 9/30/2025	2,100	2,106

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Jersey — continued
Township of Weehawken Series 2024A, GO, BAN, 5.00%, 8/15/2025	4,500	4,508
Township of Woodbridge, GO, BAN, 4.00%, 10/10/2025	7,200	7,222
Total New Jersey		257,600
New Mexico — 0.2%
Albuquerque Bernalillo County Water Utility Authority Series 2018, Rev., 5.00%, 7/1/2026	50	51
Albuquerque Bernalillo County Water Utility Authority, Senior Lien Joint Water and Sewer System Series 2015, Rev., 5.00%, 7/1/2026	50	50
City of Albuquerque Series 2021B, GO, 5.00%, 7/1/2025	40	40
New Mexico Finance Authority, State Transportation, Subordinate Lien
Series 2021A, Rev., 5.00%, 6/15/2026	1,000	1,021
Series 2018A, Rev., 5.00%, 6/15/2027	70	73
New Mexico Hospital Equipment Loan Council, Presbyterian Health Care Services Series 2015A, Rev., 5.00%, 8/1/2025 (b)	190	191
New Mexico Mortgage Finance Authority, Santee Apartments and Sangre De Cristo Project, Rev., 3.73%, 12/1/2025 (d) (f)	1,000	1,000
State of New Mexico Severance Tax Permanent Fund
Series A, Rev., 5.00%, 7/1/2025	690	691
Series 2018A, Rev., 5.00%, 7/1/2027	45	47
Series 2021A, Rev., 5.00%, 7/1/2028	65	69
State of New Mexico, Capital Projects, GO, 5.00%, 3/1/2026	45	46
Total New Mexico		3,279
New York — 16.4%
Avon Central School District, GO, BAN, 4.50%, 6/27/2025	2,900	2,902
Build NYC Resource Corp., The Young Men's and Women's Hebrew Association Project Series 2024, Rev., 5.00%, 12/1/2027	5,000	5,241
Candor Central School District, GO, BAN, 4.50%, 7/25/2025	2,000	2,003
Charlotte Valley Central School District, GO, BAN, 4.50%, 6/27/2025	3,000	3,002
City of Auburn, GO, BAN, 4.25%, 8/14/2025	17,700	17,729
City of Hudson, GO, BAN, 4.50%, 6/20/2025	3,000	3,001
City of Long Beach Series 2024B, GO, BAN, 4.25%, 9/26/2025	9,175	9,191
City of New York, Fiscal Year 2008 Series 2018 J-11, GO, 5.00%, 8/1/2026	85	87
City of New York, Fiscal Year 2017 Series 2014I, Subseries I-3, GO, 5.00%, 8/1/2028	745	768
City of New York, Fiscal Year 2019
Series A, GO, 5.00%, 8/1/2026	120	123
Series 2019E, GO, 5.00%, 8/1/2027	135	141
City of New York, Fiscal Year 2023
Series 2023, Subseries F-1, GO, 5.00%, 8/1/2026	200	205
Series 2024, Subseries A-1, GO, 5.00%, 9/1/2026	180	185
City of New York, Fiscal Year 2024 Series 2024E, GO, 5.00%, 8/1/2029	800	865
City of New York, Fiscal Year 2025 Series 2025A, GO, 5.00%, 8/1/2028	1,000	1,064
City of Newburgh Series 2024A, GO, BAN, 4.25%, 8/8/2025	3,600	3,601
City of Troy
GO, BAN, 4.50%, 7/25/2025	13,500	13,518
GO, BAN, 4.50%, 1/30/2026	2,000	2,016
City of Utica, GO, BAN, 4.50%, 1/23/2026	5,000	5,034
Clifton-Fine Central School District, GO, BAN, 4.25%, 7/31/2025	4,600	4,605
Cohoes City School District, GO, BAN, 4.50%, 6/26/2025	4,900	4,903
Cuba-Rushford Central School District, GO, BAN, 4.50%, 6/27/2025	2,000	2,001
East Aurora Union Free School District, GO, BAN, 4.50%, 6/18/2025	4,100	4,102

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Eldred Central School District, GO, BAN, 4.50%, 6/18/2025	4,500	4,502
Ellenville Central School District, GO, BAN, 4.50%, 6/20/2025	5,400	5,403
Empire State Development Corp., State Personal Income Tax Series 2022A, Rev., 5.00%, 9/15/2027 (b)	20	21
Empire State Development Corp., State Personal Income Tax, General Purpose Series 2016A, Rev., 5.00%, 3/15/2026 (b)	25	25
Evans-Brant Central School District Series 2014B, GO, BAN, 4.50%, 6/17/2025	14,600	14,608
Highland Central School District, GO, BAN, 4.50%, 6/27/2025	6,600	6,604
Hornell City School District, GO, BAN, 4.50%, 6/27/2025	2,400	2,402
Hudson Yards Infrastructure Corp., Second Indenture Series 2022A, Rev., 5.00%, 2/15/2026	45	46
Jasper-Troupsberg Central School District, GO, BAN, 4.50%, 6/27/2025	2,000	2,001
Lancaster Central School District, GO, BAN, 4.50%, 6/6/2025	4,730	4,731
Lansingburgh Central School District at Troy, GO, BAN, 4.50%, 7/11/2025	5,700	5,707
Liverpool Central School District Series 2024B, GO, BAN, 4.25%, 9/19/2025	6,412	6,429
Long Island Power Authority, Electric System
Rev., 1.00%, 9/1/2025	25,000	24,802
Series 2019A, Rev., 5.00%, 9/1/2025	30	30
Series 2023F, Rev., 5.00%, 9/1/2027	20	21
Lyons Central School District, GO, BAN, 4.50%, 6/27/2025	6,100	6,104
Madison Central School District, GO, BAN, 4.50%, 6/20/2025	2,100	2,101
Malone Central School District, GO, BAN, 4.50%, 6/26/2025	6,000	6,004
Medina Central School District, GO, BAN, 4.50%, 7/16/2025	7,300	7,310
Metropolitan Transportation Authority
Series 2002G-1F, Rev., (SOFR + 0.43%), 3.32%, 6/2/2025 (c)	590	590
Series 2016B, Rev., 4.00%, 11/15/2025	40	40
Mount Markham Central School District, Unlimited Tax, GO, BAN, 4.50%, 6/25/2025	4,750	4,753
Nassau County Sewer and Storm Water Finance Authority Series A, Rev., 5.00%, 10/1/2025	500	500
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2015 Series 2015HH, Rev., 5.00%, 6/15/2025 (b)	40	40
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2023 Series 2023, Subseries B-1, Rev., VRDO, LIQ : Mizuho Bank Ltd., 1.50%, 6/2/2025 (d)	10,000	10,000
New York City Transitional Finance Authority Building Aid
Series 2015 Series S-1, Rev., 5.00%, 7/15/2026	160	160
Series 2016S-1, Rev., 5.00%, 7/15/2026	25	25
Series 2019S-2A, Rev., 5.00%, 7/15/2027	25	26
New York City Transitional Finance Authority Future Tax Secured
Series 2023A, Subseries A-1, Rev., 5.00%, 8/1/2026	95	97
Series C, Rev., 5.00%, 11/1/2026	80	81
Series B1, Rev., 5.00%, 11/1/2028	5,030	5,060
Series 2017A-1, Rev., 5.00%, 5/1/2029	25	25
New York City Transitional Finance Authority Future Tax Secured Fiscal Year 2022 Series 2020B-1, Rev., 5.00%, 11/1/2026	80	82
New York City Transitional Finance Authority Future Tax Secured Fiscal Year 2025 Series 2021 Subseries A-1, Rev., 5.00%, 11/1/2026	40	41
New York City Transitional Finance Authority Future Tax Secured, Fiscal Year 2018 Series 2018B-1, Rev., 5.00%, 8/1/2028	20	21
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2018 Series S-1, Rev., 5.00%, 7/15/2028	105	109
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019 Series B-5, Rev., VRDO, LIQ : US Bank NA, 1.55%, 6/2/2025 (d)	25,000	25,000
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2021 Series 2021A, Rev., 5.00%, 11/1/2025 (b)	20	20

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2025
Series 2025C, Subseries C-1, Rev., 5.00%, 5/1/2027	3,600	3,747
Series 2025C, Subseries C-1, Rev., 5.00%, 5/1/2028	3,265	3,461
Series 2025C, Subseries C-1, Rev., 5.00%, 5/1/2029	2,000	2,154
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2025
Series 2025-J, Subseries J-1, Rev., 5.00%, 11/1/2027	2,000	2,101
Series 2025F, Subseries F-1, Rev., 5.00%, 11/1/2029	2,000	2,169
Series 2025H, Sub H-1, Rev., 5.00%, 11/1/2029	1,750	1,898
Series 2025F, Subseries F-1, Rev., 5.00%, 11/1/2030	1,400	1,535
New York City Water and Sewer System, Second General Resolution Series BB 1B, Rev., VRDO, LIQ : State Street Bank & Trust Co., 1.50%, 6/2/2025 (d)	10,000	10,000
New York State Dormitory Authority
Series 2015B, Rev., 5.00%, 7/1/2025 (b)	25	25
Series 2024A, Rev., A.G., 5.00%, 10/1/2025	1,800	1,812
Series 2018-1, Rev., 5.00%, 1/15/2026	20	20
Series 2024A, Rev., A.G., 5.00%, 10/1/2026	1,000	1,030
New York State Dormitory Authority, Icahn School of Medicine at Mount Sinai Series 2015A, Rev., 5.00%, 7/1/2025	30	30
New York State Dormitory Authority, New York University Series 2017A, Rev., 5.00%, 7/1/2028	25	26
New York State Dormitory Authority, Sales Tax Series 2024A, Rev., A.G., 5.00%, 10/1/2027	1,100	1,152
New York State Dormitory Authority, School Districts Financing Program
Series 2025A, Rev., A.G., 5.00%, 10/1/2027 (f)	2,500	2,617
Series 2025A, Rev., A.G., 5.00%, 10/1/2028 (f)	1,000	1,065
New York State Dormitory Authority, State Personal Income Tax
Series 2016D, Rev., 5.00%, 2/15/2026 (b)	215	218
Series 2016D, Rev., 5.00%, 2/15/2026 (b)	30	30
Series 2017BGRP 1, Rev., 5.00%, 2/15/2026 (b)	85	86
Series 2021A, Rev., 5.00%, 3/15/2027 (b)	180	187
Series 2021E, Rev., 5.00%, 3/15/2028	205	217
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2018A, Rev., 5.00%, 3/15/2026 (b)	20	20
New York State Dormitory Authority, State Sales Tax
Series 2016A, Rev., 5.00%, 9/15/2026 (b)	85	87
Series 2016A, Rev., 5.00%, 3/15/2028	35	36
New York State Dormitory Authority, Touro College and University System, Rev., 5.00%, 1/3/2028 (b)	615	647
New York State Housing Finance Agency, State Personal Income Tax Series 2024A-2, Rev., 3.35%, 6/15/2029 (d)	2,000	1,997
North Collins Central School District Series 2024A, GO, BAN, 4.50%, 6/26/2025	2,200	2,202
North Rose-Wolcott Central School District, GO, BAN, 4.50%, 7/25/2025	3,000	3,004
Otego-Unadilla Central School District, GO, BAN, 4.50%, 7/17/2025	7,100	7,108
Port Authority of New York and New Jersey, Consolidated
Series 189, Rev., 5.00%, 6/9/2025	115	115
Series 183, Rev., 5.00%, 12/15/2025	160	160
Series 246, Rev., AMT, 5.00%, 9/1/2026	8,250	8,410
Series 177TH, Rev., AMT, 4.00%, 7/15/2030	400	400
Ridge Road Fire District, GO, BAN, 4.25%, 10/22/2025	7,000	7,027
Romulus Central School District, GO, BAN, 4.50%, 7/24/2025	2,600	2,603
Sidney Central School District, GO, BAN, 4.50%, 7/24/2025	2,600	2,604
Sullivan West Central School District, GO, BAN, 4.25%, 6/26/2025	3,400	3,402
Town of Cortlandt, GO, BAN, 4.25%, 10/3/2025	2,400	2,407

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Town of Grand Island, GO, BAN, 4.25%, 10/3/2025	12,000	12,044
Town of Milton, GO, BAN, 4.50%, 7/25/2025	3,900	3,905
Town of Newburgh, GO, BAN, 4.50%, 1/30/2026	2,500	2,521
Town of Putnam Valley Series 2024B, GO, BAN, 4.25%, 9/5/2025	7,500	7,515
Town of Wawarsing, GO, BAN, 4.50%, 7/24/2025	3,400	3,404
Triborough Bridge and Tunnel Authority
Series A, Rev., 5.00%, 11/15/2026	75	77
Series 2024B, Rev., BAN, 5.00%, 3/15/2027	2,000	2,071
Series A, Rev., 5.00%, 11/15/2027	50	52
Village of Farmingdale Series 2024B, GO, BAN, 4.25%, 9/25/2025	5,700	5,717
Village of Highland Falls, GO, BAN, 4.25%, 9/26/2025	4,045	4,057
Village of Johnson City Series 2024C, GO, BAN, 4.25%, 9/26/2025	12,425	12,444
Wayne Central School District, GO, BAN, 4.50%, 6/27/2025	1,900	1,901
Yorkshire-Pioneer Central School District, GO, BAN, 4.50%, 7/9/2025	12,000	12,014
Total New York		377,339
North Carolina — 1.7%
Charlotte-Mecklenburg Hospital Authority (The), Atrium Health Care System Series 2021C, Rev., 5.00%, 12/1/2028 (d)	1,000	1,056
City of Charlotte Series 2019A, GO, 5.00%, 6/1/2025	25	25
City of Charlotte Airport Series 2021A, Rev., 5.00%, 7/1/2025	50	50
Columbus County Industrial Facilities and Pollution Control Financing Authority, International Paper Co. Project Series 2020A, Rev., 1.38%, 6/16/2025 (d)	1,780	1,778
County of Buncombe Series 2015, Rev., 5.00%, 6/1/2025	3,000	3,000
County of Harnett Series 2020, Rev., 5.00%, 12/1/2026	200	206
County of Mecklenburg Series 2013A, GO, 5.00%, 12/1/2025	1,000	1,010
County of New Hanover, New Hanover Regional Medical Center Series 2017, Rev., 5.00%, 10/1/2027 (b)	1,580	1,653
County of Union Enterprise System Series 2021, Rev., 5.00%, 6/1/2026	35	36
Cumberland County Industrial Facilities and Pollution Control Financing Authority, Solid Waste Disposal Project Hero Series 2024, Rev., AMT, 3.75%, 11/1/2025 (d)	5,000	5,002
North Carolina Eastern Municipal Power Agency Series 1993B, Rev., 6.00%, 1/1/2026 (b)	165	168
North Carolina Housing Finance Agency, Homeownership-1998 Trust
Series 52-C, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 1.45%, 6/2/2025 (d)	9,500	9,500
Series 55-C, Rev., GNMA / FNMA / FHLMC, 3.20%, 1/15/2026 (d)	4,000	3,997
North Carolina Medical Care Commission, Caromont Health Series 2021B, Rev., 5.00%, 2/1/2026 (d)	1,290	1,303
North Carolina Medical Care Commission, Duke University Health System Series 2016A, Rev., 5.00%, 6/1/2025	45	45
North Carolina Medical Care Commission, Vidant Health Series 2015, Rev., 5.00%, 6/1/2025 (b)	3,490	3,490
North Carolina Municipal Power Agency No. 1
Series A, Rev., 5.00%, 1/1/2026	65	66
Series 2016A, Rev., 5.00%, 1/1/2028	265	269
Series 2016A, Rev., 5.00%, 1/1/2029	250	254
Orange County Public Facilities Co., Rev., 5.00%, 10/1/2026	175	180
Raleigh Durham Airport Authority Series 2020B, Rev., 5.00%, 5/1/2026	135	138
Raleigh Housing Authority, Toulun Place, Rev., FHA, 5.00%, 12/1/2025 (d)	4,150	4,181
State of North Carolina
Series 2016B, GO, 5.00%, 6/1/2025	360	360
Series 2018A, GO, 5.00%, 6/1/2026	50	51

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
North Carolina — continued
Series 2014C, Rev., 5.00%, 5/1/2027	440	441
State of North Carolina, Limited Obligation Series 2017B, Rev., 5.00%, 5/1/2029	525	545
Total North Carolina		38,804
Ohio — 4.8%
American Municipal Power, Inc., AMP Fremont Energy Center Project Series 2017A, Rev., 5.00%, 2/15/2028	100	105
American Municipal Power, Inc., City of Wapakoneta Project, Rev., BAN, 4.50%, 6/19/2025	1,000	1,000
American Municipal Power, Inc., Combined Hydroelectric Projects Series 2020A, Rev., 5.00%, 2/15/2027	330	341
City of Columbus, Various Purpose Series 2016-1, GO, 5.00%, 7/1/2025	330	331
City of Columbus, Various Purpose, Unlimited Tax
Series 2022B, GO, 5.00%, 4/1/2028	1,745	1,853
Series 2017-1, GO, 5.00%, 4/1/2029	4,000	4,154
City of Hamilton, Limited Tax Various Purpose, GO, BAN, 4.00%, 12/17/2025	1,800	1,806
City of Huber Heights, GO, BAN, 4.50%, 7/10/2025	1,800	1,802
City of New Albany, GO, BAN, 4.00%, 9/10/2025	10,000	10,014
City of Strongsville, Street Improvement, GO, BAN, 4.75%, 6/5/2025	1,000	1,000
Cleveland Department of Public Utilities Division of Water, Second Lien Series 2017B, Rev., 5.00%, 1/1/2026	60	61
Cleveland-Cuyahoga County Port Authority, The Cleveland Museum of Natural History Project, Rev., 5.00%, 7/1/2026	125	127
County of Allen Hospital Facilities Series 2017A, Rev., 5.00%, 8/1/2027	300	312
County of Cuyahoga
Series 2020D, Rev., 5.00%, 12/1/2025	150	151
Series 2020D, Rev., 5.00%, 12/1/2026	40	41
County of Cuyahoga, Convention Hotel Project
COP, 5.00%, 12/1/2025	5,500	5,545
COP, 5.00%, 12/1/2026	4,220	4,335
County of Hamilton Sales Tax Series 2016A, Rev., 5.00%, 12/1/2029	110	113
County of Hamilton Sewer System Series 2020A, Rev., 5.00%, 12/1/2026	20	21
County of Hamilton, Trihealth, Inc. Group Project Series 2020A, Rev., 5.00%, 8/15/2027	205	213
County of Lake, GO, 4.00%, 9/24/2025	3,000	3,005
County of Mahoning, Limited Tax Various Tax, GO, 4.00%, 10/14/2025	3,840	3,846
County of Montgomery, Dayton Children's Hospital Series 2021, Rev., 5.00%, 8/1/2026	425	434
County of Muskingum, Limited Tax, GO, 4.00%, 12/17/2025	8,000	8,031
County of Wayne, Limited Tax, GO, 3.50%, 12/18/2025	12,000	12,010
Cuyahoga Metropolitan Housing Authority, Wade Park Apartments, Rev., FHA, 4.75%, 12/1/2025 (d)	100	101
Kings Local School District, Unlimited Tax, GO, BAN, 4.50%, 7/16/2025	1,400	1,402
Monroe Local School District, GO, BAN, 3.88%, 12/4/2025	2,000	2,006
Ohio Air Quality Development Authority, American Electric Power Co. Project Series 2014D, Rev., 3.20%, 5/1/2026	2,000	1,987
Ohio Higher Educational Facility Commission, Case Western Reserve University Project
Series 2018, Rev., 5.00%, 12/1/2026	120	124
Series 2018, Rev., 5.00%, 12/1/2029	40	42
Ohio State University (The)
Series 2010D, Rev., 5.00%, 12/1/2025	25	25
Series 2021A, Rev., 5.00%, 12/1/2026	225	232
Ohio Turnpike and Infrastructure Commission Series 1998A, Rev., NATL - RE, 5.50%, 2/15/2026	1,800	1,831
Ohio Water Development Authority Water Pollution Control Loan Fund
Series 2015B, Rev., 5.00%, 12/1/2025 (b)	790	797
Series 2020B, Rev., 5.00%, 12/1/2025	125	126
Ohio Water Development Authority, Drinking Water Assistance Series 2019, Rev., 5.00%, 6/1/2025	90	90

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Ohio — continued
State of Ohio
Series 2016A, Rev., 5.00%, 2/1/2026	35	35
Series 2017V, GO, 5.00%, 10/1/2026	100	103
State of Ohio, Capital Facilities Lease Appropriation, Park and Recreation Improvement Fund Project Series 2016C, Rev., 5.00%, 12/1/2026	45	46
State of Ohio, Cleveland Clinic Health System Series 2019F, Rev., VRDO, LIQ : US Bank NA, 1.45%, 6/2/2025 (d)	15,000	15,000
State of Ohio, Common School
Series 2015A, GO, 5.00%, 9/15/2026	115	118
Series 2017B, GO, 5.00%, 9/15/2026	50	51
Series 2025A, GO, 5.00%, 6/15/2029	8,130	8,812
Series 2025A, GO, 5.00%, 6/15/2030	7,500	8,248
State of Ohio, Higher Education Series 2025B, GO, 5.00%, 11/1/2030	1,485	1,642
State of Ohio, Infrastructure Improvement Series 2025A, GO, 5.00%, 3/1/2030	4,000	4,381
State of Ohio, Major New State Infrastructure Project Series 2024-1, Rev., 5.00%, 12/15/2027	1,235	1,302
State of Ohio, State Infrastructure Improvement Series 2016-1, Rev., 5.00%, 12/15/2028	1,000	1,016
State of Ohio, State Infrastructure Project Series 2016-1, Rev., 5.00%, 12/15/2025	100	101
State of Ohio, Voting System Acquisition Project, COP, 5.00%, 9/1/2026	20	21
University of Cincinnati
Series 2016A, Rev., 5.00%, 6/1/2026	25	26
Series 2019A, Rev., 5.00%, 6/1/2027	85	89
Total Ohio		110,405
Oklahoma — 0.8%
Canadian County Independent School District No. 69 Mustang Series 2024A, GO, 4.00%, 6/1/2027	1,555	1,581
City of Oklahoma City
GO, 5.00%, 3/1/2027	2,600	2,694
Series 2016, GO, 5.00%, 3/1/2027	1,000	1,036
GO, 5.00%, 3/1/2028	1,470	1,559
Cleveland County Educational Facilities Authority, Norman Public Schools Project
Rev., 5.00%, 6/1/2025	140	140
Series 2023A, Rev., 5.00%, 6/1/2028	1,300	1,368
Grand River Dam Authority
Series 2014A, Rev., 5.00%, 6/1/2025	215	215
Series 2016A, Rev., 5.00%, 6/1/2025	235	235
Series 2014A, Rev., 5.00%, 6/1/2026	405	406
Series 2016A, Rev., 5.00%, 6/1/2026	65	66
Series 2016A, Rev., 5.00%, 6/1/2027	60	62
Series 2016A, Rev., 5.00%, 6/1/2029	30	31
Oklahoma Municipal Power Authority, Power Supply System Series 2021A, Rev., A.G., 5.00%, 1/1/2027	65	67
Pittsburg County Educational Facilities Authority, McAlester Public Schools Project, Rev., 4.00%, 12/1/2026	250	253
Tulsa County Independent School District No. 1 Tulsa Series 2025A, GO, 4.00%, 4/1/2028	2,800	2,877
Tulsa County Independent School District No. 4 Bixby, GO, 5.00%, 6/1/2027 (f)	5,400	5,586
Tulsa Public Facilities Authority, Rev., 5.00%, 6/1/2025	200	200
Total Oklahoma		18,376
Oregon — 0.3%
Clackamas and Washington Counties School District No. 3 Series 2015, GO, 5.00%, 6/15/2025 (b)	35	35
Clackamas County School District No. 46 Oregon Trail Series 2017, GO, 5.00%, 6/15/2029	1,500	1,550

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Oregon — continued
Marion County School District No. 103 Woodburn Series 2015, GO, 5.00%, 6/15/2025 (b)	615	616
Salem-Keizer School District No. 24J Series 2018, GO, 5.00%, 6/15/2025	50	50
State of Oregon Department of Transportation Series A, Rev., 5.00%, 11/15/2026	225	232
State of Oregon, Article XI-G Project Series 2025G, GO, 5.00%, 8/1/2027	3,400	3,559
State of Oregon, Article XI-M Seismic Project & Article XI-Q State Project Series F, GO, 5.00%, 5/1/2028	30	31
Tri-County Metropolitan Transportation District of Oregon Series 2018A, Rev., 5.00%, 10/1/2029	100	104
Total Oregon		6,177
Pennsylvania — 4.7%
Allegheny County Higher Education Building Authority, University Refunding Duquesne University Series 2016, Rev., 5.00%, 3/1/2027	90	91
Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group Series 2018A, Rev., 5.00%, 4/1/2026	2,500	2,533
Allegheny County Hospital Development Authority, Pittsburgh Medical Center
Series 2019A, Rev., 5.00%, 7/15/2025	45	45
Series 2019A, Rev., 5.00%, 7/15/2026	45	46
Allegheny County Hospital Development Authority, UPMC Health Center Series 1997B, Rev., NATL - RE, 6.00%, 7/1/2027	75	79
Allegheny County Sanitary Authority, Sewer
Series 2020A, Rev., 4.00%, 6/1/2025	150	150
Series 2020B, Rev., 4.00%, 6/1/2025	210	210
Series 2020A, Rev., 5.00%, 6/1/2026	650	663
Altoona Area School District, GO, 5.00%, 12/1/2025 (b)	25	25
City of Philadelphia
Series 2019A, GO, 5.00%, 8/1/2025	95	95
Series 2021A, GO, 5.00%, 5/1/2026	50	51
Series 2019B, GO, 5.00%, 2/1/2028	40	42
City of Philadelphia Water and Wastewater
Series 2014A, Rev., 5.00%, 7/1/2026	1,800	1,802
Series 2017, GO, A.G., 5.00%, 8/1/2027	55	57
Series 1997A, Rev., AMBAC, 5.13%, 8/1/2027 (b)	40	42
City of Pittsburgh Series 2020A, GO, 5.00%, 9/1/2026	300	308
Commonwealth Financing Authority
Series B-1, Rev., A.G., 5.00%, 6/1/2025	50	50
Series 2019B, Rev., 5.00%, 6/1/2027	365	379
Series 2020A, Rev., 5.00%, 6/1/2027	20	21
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Rev., 5.00%, 6/1/2025	310	310
Rev., 5.00%, 6/1/2027	1,000	1,031
Rev., 5.00%, 6/1/2028	1,825	1,905
Rev., 5.00%, 6/1/2029	3,550	3,699
Rev., 5.00%, 6/1/2030	2,200	2,286
Commonwealth of Pennsylvania
Series 1ST, GO, 5.00%, 9/15/2026	825	848
Series 2018A, COP, 5.00%, 7/1/2027	405	422
Series 2016, GO, 5.00%, 9/15/2027	775	794
County of Allegheny Series C-75, GO, 5.00%, 11/1/2025	280	282
County of Armstrong, GO, A.G., 4.00%, 6/1/2025	240	240
County of Bucks Series 2017, GO, 5.00%, 6/1/2025	25	25

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
County of Dauphin
Series 2020A, GO, 5.00%, 11/15/2026 (b)	20	21
Series 2020A, GO, 5.00%, 11/15/2027 (b)	25	26
County of Indiana
GO, 3.00%, 12/15/2025	250	250
GO, 3.00%, 12/15/2026	435	433
Delaware County Authority, Cabrini University, Rev., 5.00%, 7/1/2027 (b)	1,640	1,698
Delaware Valley Regional Finance Authority, Local Government
Series 1997B, Rev., AMBAC, 5.70%, 7/1/2027	15	16
Series 1998A, Rev., AMBAC, 5.50%, 8/1/2028	1,595	1,710
East Hempfield Township Industrial Development Authority, Student Services, Inc. Student Housing Project at Millerville University Series 2015, Rev., 5.00%, 7/1/2025 (b)	60	60
Geisinger Authority, Health System
Series 2020B, Rev., 5.00%, 2/15/2027 (d)	8,700	8,863
Series 2017A-2, Rev., 5.00%, 2/15/2029	600	615
Series 2020C, Rev., 5.00%, 4/1/2030 (d)	1,000	1,060
General Authority of Southcentral Pennsylvania, Wellspan Health Obligated Group Series 2019E, Rev., VRDO, LIQ : US Bank NA, 1.50%, 6/2/2025 (d)	23,600	23,600
Lancaster County Hospital Authority, University of Pennsylvania Health System Series 2016A, Rev., 5.00%, 8/15/2026	20	20
Marple Newtown School District Series 2016, GO, 5.00%, 6/1/2025	75	75
Pennsylvania Economic Development Financing Authority, University of Pittsburgh Medical Center
Series 2017A, Rev., 5.00%, 11/15/2026	65	67
Series 2016, Rev., 5.00%, 3/15/2027	55	56
Pennsylvania Higher Educational Facilities Authority
Series AT-1, Rev., 5.00%, 6/15/2025 (b)	20	20
Series AT-1, Rev., 5.00%, 6/15/2025	100	100
Series 2017AU-2, Rev., 5.00%, 6/15/2027 (b)	15	15
Pennsylvania Higher Educational Facilities Authority, State System Higher Education
Series AQ, Rev., 5.00%, 6/15/2025 (b)	5	5
Series AQ, Rev., 5.00%, 6/15/2025	15	15
Series 2017AU-2, Rev., 5.00%, 6/15/2027	35	36
Pennsylvania State University (The) Series B, Rev., 5.00%, 9/1/2028	40	41
Pennsylvania Turnpike Commission
Series A-1, Rev., 5.00%, 6/1/2025	155	155
Rev., VRDO, LOC : TD Bank NA, 1.66%, 6/12/2025 (d)	35,000	35,000
Series 2019, Rev., 5.00%, 12/1/2025	155	157
Series 2016, Rev., 5.00%, 6/1/2026	75	76
Series 2020B, Rev., 5.00%, 12/1/2026	400	413
Series 2021C, Rev., 5.00%, 12/1/2026	100	103
Series 2019A, Rev., 4.00%, 12/1/2027	215	220
Series 2016A-1, Rev., 5.00%, 12/1/2027	100	102
Series 2016A-3, Rev., 5.00%, 12/1/2027	1,355	1,390
Series 2016B, Rev., 5.00%, 6/1/2029	75	76
Series 2017, Rev., 5.00%, 12/1/2029	50	52
Pennsylvania Turnpike Commission Oil Franchise Tax
Series A, Rev., 5.00%, 12/1/2025	25	25
Series B, Rev., 5.00%, 12/1/2028	485	497

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Pennsylvania Turnpike Commission, Motor License Fund, Enhanced, Subordinate Series 2017-1, Rev., 5.00%, 6/1/2025	20	20
Pennsylvania Turnpike Commission, Subordinate Series A-2, Rev., 5.00%, 6/1/2027	2,000	2,036
Philadelphia Authority for Industrial Development
Series 2019, Rev., 5.00%, 10/1/2025	1,610	1,618
Series 2019, Rev., 5.00%, 10/1/2028	200	212
Series 2019, Rev., 5.00%, 10/1/2029	75	81
Philadelphia Gas Works Co., 1998 General Ordinance
Series 14TH, Rev., 5.00%, 10/1/2025	25	25
Series 14TH, Rev., 5.00%, 10/1/2026	30	31
Series 14TH, Rev., 5.00%, 10/1/2028	300	306
Series 14TH, Rev., 5.00%, 10/1/2029	325	331
School District of Philadelphia (The)
Series 2019B, GO, 5.00%, 9/1/2026	1,000	1,025
Series 2019A, GO, 5.00%, 9/1/2028	70	74
Series F, GO, 5.00%, 9/1/2028	5,000	5,089
Southeastern Pennsylvania Transportation Authority
Series 2017, Rev., 5.00%, 6/1/2027	80	83
Series 2017, Rev., 5.00%, 6/1/2029	300	311
Township of East Coventry
GO, 3.00%, 12/1/2025	345	344
GO, 3.00%, 12/1/2026	275	275
Unionville-Chadds Ford School District Series 2016, GO, 5.00%, 6/1/2025	75	75
Wyalusing Area School District, GO, 3.00%, 4/1/2026	300	299
Total Pennsylvania		107,834
Rhode Island — 0.2%
City of Pawtucket Series 2024-2, GO, BAN, 4.50%, 10/24/2025	2,100	2,104
Rhode Island Commerce Corp., Department of Transportation
Series 2016B, Rev., 5.00%, 6/15/2025	310	310
Series 2016B, Rev., 5.00%, 6/15/2026	115	117
Series 2016B, Rev., 5.00%, 6/15/2027	340	347
Series 2020A, Rev., 5.00%, 5/15/2028	280	296
Series 2016B, Rev., 5.00%, 6/15/2029	440	448
Total Rhode Island		3,622
South Carolina — 1.0%
County Square Redevelopment Corp., Greenville South Carolina Project, Rev., 5.00%, 4/1/2030	5,900	6,455
Fort Mill School District No. 4 Series 2025A, GO, BAN, SCSDE, 4.25%, 3/2/2026	6,200	6,249
Horry County School District
Series 2015A, GO, SCSDE, 5.00%, 3/1/2026	185	185
Series 2015A, GO, SCSDE, 5.00%, 3/1/2027	25	25
Piedmont Municipal Power Agency Series 2015A, Rev., 5.00%, 1/1/2026	1,300	1,302
SCAGO Educational Facilities Corp. for Pickens School District
Series 2015, Rev., 5.00%, 12/1/2025	375	375
Rev., 5.00%, 12/1/2027	80	80
SCAGO Educational Facilities Corp. for Pickens School District, Installment Purchase Project Series 2015, Rev., 5.00%, 12/1/2026	3,420	3,424

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
South Carolina — continued
South Carolina Jobs-Economic Development Authority, Bon Secours Mercy Health, Inc. Series 2025B-1, Rev., 5.00%, 11/1/2030 (d)	2,000	2,108
South Carolina Jobs-Economic Development Authority, Enerra South Carolina Project Series 2024, Rev., AMT, 3.70%, 12/1/2026 (d) (e)	2,500	2,489
South Carolina Jobs-Economic Development Authority, Mcleod Health Projects, Rev., 5.00%, 11/1/2025	960	968
Total South Carolina		23,660
South Dakota — 0.0% ^
City of Sioux Falls Sales Tax Series 2017A, Rev., 5.00%, 11/15/2026	75	77
Tennessee — 0.6%
City of Chattanooga Electric, Rev., 5.00%, 9/1/2028 (f)	6,000	6,410
Deutsche Intermediate Tax-Free Fund Series A, Rev., 4.00%, 9/1/2029	1,750	1,750
Health Educational and Housing Facility Board of the City of Memphis (The), Arbors Hickory Ridge Project Series 2012, Rev., 6.25%, 1/1/2029 (b)	3,610	4,136
Memphis-Shelby County Industrial Development Board Series 2017B, Rev., 5.00%, 11/1/2025	120	121
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Northview Project Series 2023B, Rev., 3.60%, 2/1/2028 (d)	1,000	1,008
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Vanderbilt University Medical Center Series 2023A, Rev., 5.00%, 7/1/2028	25	26
Metropolitan Government of Nashville and Davidson County Series 2016, GO, 5.00%, 1/1/2027	300	307
Tennessee Energy Acquisition Corp., Commodity Project Series 2021A, Rev., 5.00%, 11/1/2026	350	357
Tennessee State School Bond Authority, Higher Educational Facilities Second Program
Series 2015B, Rev., 5.00%, 11/1/2025 (b)	100	101
Series A, Rev., 5.00%, 11/1/2026	65	67
Total Tennessee		14,283
Texas — 5.5%
Alamo Community College District, Limited Tax Series 2017, GO, 5.00%, 8/15/2027	25	26
Alamo Community College District, Maintenance Tax, GO, 5.00%, 2/15/2027	75	78
Arlington Housing Finance Corp., Multi Family Housing 6900 Matlock Road Series 2023, Rev., 4.50%, 4/1/2027 (d)	1,580	1,595
Austin Community College District Public Facility Corp., Lease, Highland Campus Parking Garage Project Series 2018C, Rev., 5.00%, 8/1/2025	225	226
Austin Independent School District, Unlimited Tax
Series A, GO, PSF-GTD, 4.00%, 8/1/2025 (b)	1,000	1,001
Series 2019, GO, PSF-GTD, 5.00%, 8/1/2029	35	37
Birdville Independent School District, Unlimited Tax Series 2021, GO, PSF-GTD, 5.00%, 2/15/2026	440	446
Board of Regents of the University of Texas System
Series 2016 J, Rev., 5.00%, 8/15/2026	25	26
Series 2016B, Rev., 5.00%, 8/15/2026	45	46
Series 2016D, Rev., 5.00%, 8/15/2026	300	308
Series 2021A, Rev., 5.00%, 8/15/2027	95	99
Canutillo Independent School District, Unlimited Tax Series 2015, GO, PSF-GTD, 4.00%, 8/15/2025 (b)	940	941
Celina Independent School District, Unlimited Tax Series 2016, GO, PSF-GTD, 5.00%, 8/15/2029	1,300	1,316
Central Texas Regional Mobility Authority, Senior Lien
Series A, Rev., 5.00%, 7/1/2025 (b)	115	115
Rev., 5.00%, 1/1/2027	1,060	1,071
Central Texas Regional Mobility Authority, Subordinate Lien Series 2021C, Rev., BAN, 5.00%, 1/1/2027	3,355	3,388
City of Austin Water and Wastewater System
Series 2021, Rev., 5.00%, 11/15/2026	275	284

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Series 2022, Rev., 5.00%, 11/15/2026	300	309
Series 2024, Rev., 5.00%, 11/15/2028	1,000	1,069
City of Austin, Airport System Series 2017A, Rev., 5.00%, 11/15/2028	50	51
City of Austin, Water and Wastewater System Series 2017, Rev., 5.00%, 11/15/2028	280	293
City of Dallas Series 2017, GO, 5.00%, 2/15/2026	320	324
City of Dallas, Equipment Acquisition Contractual Obligation, GO, 5.00%, 2/15/2026	205	208
City of Denton, Utility System
Series 2017, Rev., 5.00%, 12/1/2027	225	231
Series 2017, Rev., 5.00%, 12/1/2028	125	128
City of Fort Worth
Series 2015A, GO, 5.00%, 3/1/2026	45	45
Series 2016, GO, 5.00%, 3/1/2026	90	91
City of Fort Worth Water and Sewer System
Series 2015A, Rev., 5.00%, 2/15/2026	25	25
Series 2020A, Rev., 5.00%, 2/15/2026	130	132
Series 2020A, Rev., 5.00%, 2/15/2027	165	171
City of Fort Worth, General Obligation, GO, 5.00%, 3/1/2026	30	30
City of Frisco Series 2015A, GO, 5.00%, 2/15/2027	90	90
City of Garland Series 2018, GO, 5.00%, 2/15/2027	75	78
City of Georgetown, Utilities System Series 2022, Rev., A.G., 5.00%, 8/15/2027	70	73
City of Houston
Series 2017A, GO, 5.00%, 3/1/2026	30	31
Series 2017A, GO, 5.00%, 3/1/2028	265	273
City of Houston Airport System, Subordinate Lien Series 2018D, Rev., 5.00%, 7/1/2027	65	68
City of Houston Combined Utility System, First Lien
Series 2016B, Rev., 5.00%, 11/15/2025	570	575
Series 2018D, Rev., 5.00%, 11/15/2025	20	20
Series 2021A, Rev., 5.00%, 11/15/2027	25	26
City of Houston, Airport System, Subordinate Lien
Series 2018D, Rev., 5.00%, 7/1/2025	75	75
Series 2020B, Rev., 5.00%, 7/1/2026	35	36
Series 2020B, Rev., 5.00%, 7/1/2027	25	26
Series 2023B, Rev., A.G., 5.00%, 7/1/2028	30	32
Series 2018B, Rev., 5.00%, 7/1/2030	85	89
City of Houston, Combined Utility System, First Lien
Series 2014D, Rev., 5.00%, 11/15/2026	20	20
Series 2024A, Rev., 5.00%, 11/15/2026	1,000	1,031
Series 2014D, Rev., 5.00%, 11/15/2027	20	20
Series 2015D, Rev., 5.00%, 11/15/2027	1,015	1,022
City of Houston, Public Improvement Series 2019A, GO, 5.00%, 3/1/2027	105	109
City of Lubbock Series 2018, GO, 5.00%, 2/15/2026	40	41
City of Lubbock, Electric Light and Power System
Series 2018, Rev., 5.00%, 4/15/2026	250	254
Series 2018, Rev., 5.00%, 4/15/2027	480	498
Series 2021, Rev., 5.00%, 4/15/2028	50	53
City of San Antonio
GO, 5.00%, 2/1/2027	2,120	2,197

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Series 2015, GO, 5.00%, 2/1/2027	35	35
City of San Antonio Electric and Gas Systems
Series 2016, Rev., 5.00%, 2/1/2026	175	177
Series 2017, Rev., 5.00%, 2/1/2026	55	56
Series 2018A, Rev., 5.00%, 2/1/2026	610	619
Series 2016, Rev., 5.00%, 2/1/2027	1,925	1,969
Rev., 5.00%, 2/1/2030	1,355	1,383
Series 2024D, Rev., 5.00%, 2/1/2030	1,000	1,086
City of San Antonio, Combination Tax, GO, 5.00%, 2/1/2029	1,125	1,205
City of San Antonio, Electric and Gas Systems Series 2018, Rev., 5.00%, 2/1/2027	505	522
City of San Antonio, General Improvement, GO, 5.00%, 8/1/2027	145	151
City of San Marcos Series 2014A, GO, 5.00%, 8/15/2025	75	75
Clint Independent School District Series 2015, GO, PSF-GTD, 5.00%, 8/15/2025 (b)	75	75
Colorado River Municipal Water District, Rev., 5.00%, 1/1/2026	100	101
Comal Independent School District, Unlimited Tax Series 2017, GO, PSF-GTD, 5.00%, 2/1/2028	35	35
Conroe Independent School District, Unlimited Tax Series 2019, GO, PSF-GTD, 5.00%, 2/15/2026	30	30
County of Bastrop, Combination Tax, GO, 5.00%, 8/1/2029	985	1,060
County of Bexar, Limited Tax
GO, 5.00%, 6/15/2026 (b)	65	67
Series 2017, GO, 5.00%, 6/15/2027	2,000	2,038
County of Dallas, GO, 5.00%, 8/15/2026	35	36
County of Fort Bend, Unlimited Tax
Series A, GO, 5.00%, 3/1/2027	90	91
Series A, GO, 5.00%, 3/1/2028	95	96
County of Harris Toll Road Series 2023A, Rev., 5.00%, 8/15/2029	865	935
County of Harris Toll Road, First Lien Series 2022A, Rev., 5.00%, 8/15/2026	270	277
County of Harris, First Lien Series 2022A, Rev., 5.00%, 8/15/2027	120	126
County of Harris, Senior Lien Series 2016A, Rev., 5.00%, 8/15/2026	30	31
County of Harris, Toll Road, Senior Lien
Series 2016A, Rev., 5.00%, 8/15/2028	80	82
Series 2016A, Rev., 5.00%, 8/15/2029	1,145	1,168
County of Hays Series 2017, GO, 5.00%, 2/15/2028	25	26
County of Williamson, Limited Tax Series 2015, GO, 5.00%, 8/15/2025	50	50
Cypress-Fairbanks Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 2/15/2028	3,350	3,536
Dallas Area Rapid Transit, Sales Tax, Senior Lien
Series 2016A, Rev., 5.00%, 12/1/2025 (b)	265	267
Series 2019, Rev., 5.00%, 12/1/2026	75	77
Dallas County Utility and Reclamation District, Unlimited Tax Series 2016, GO, 5.00%, 2/15/2028	300	314
Dallas Fort Worth International Airport
Series 2023B, Rev., 5.00%, 11/1/2025	4,000	4,028
Series 2021B, Rev., 5.00%, 11/1/2026	35	36
Series 2020A, Rev., 5.00%, 11/1/2027	65	68
Series 2020B, Rev., 5.00%, 11/1/2027	25	26
Series 2023B, Rev., 5.00%, 11/1/2027	1,000	1,049
Series 2023B, Rev., 5.00%, 11/1/2028	1,250	1,334
Dallas Independent School District, Unlimited Tax
GO, PSF-GTD, 4.00%, 2/15/2026	25	25

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Series 2020, GO, PSF-GTD, 5.00%, 2/15/2026	30	30
Deutsche Intermediate Tax-Free Fund Series 2015D, Rev., 5.00%, 11/15/2025	300	303
El Paso Independent School District Series 2015A, GO, PSF-GTD, 5.00%, 8/15/2025 (b)	185	186
Florence Independent School District, Unlimited Tax
GO, PSF-GTD, 3.00%, 8/15/2026	230	229
GO, PSF-GTD, 3.00%, 8/15/2027	115	114
Frisco Independent School District, Unlimited Tax Series 2017, GO, PSF-GTD, 4.00%, 8/15/2028	3,495	3,544
Grady Independent School District, Unlimited Tax Series 2018B, GO, PSF-GTD, 5.00%, 2/15/2026 (b)	45	46
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System
Series 2020C-3, Rev., 5.00%, 12/1/2026 (d)	2,345	2,403
Series 2019A, Rev., 5.00%, 12/1/2027	20	21
Series 2024C, Rev., 5.00%, 7/1/2029 (d)	3,750	3,977
Houston Independent School District, Limited Tax Series 2025B, GO, PSF-GTD, 5.00%, 2/15/2027	4,250	4,406
Humble Independent School District Series 2016C, GO, 5.00%, 2/15/2026	100	101
Irving Independent School District Series 2015, GO, PSF-GTD, 5.00%, 2/15/2028	25	25
Katy Independent School District Series D, GO, PSF-GTD, 5.00%, 2/15/2026	240	243
Keller Independent School District, Unlimited Tax
Series 2014A, GO, PSF-GTD, 5.00%, 8/15/2026	25	25
Series 2015, GO, PSF-GTD, 5.00%, 8/15/2026	1,000	1,001
Lamar Consolidated Independent School District, Unlimited Tax Series 2018, GO, PSF-GTD, 5.00%, 2/15/2026	85	86
Lewisville Independent School District, Unlimited Tax
Series 2023, GO, PSF-GTD, 5.00%, 8/15/2026	825	846
GO, PSF-GTD, 5.00%, 8/15/2027 (f)	2,000	2,088
GO, PSF-GTD, 5.00%, 8/15/2028 (f)	2,250	2,392
GO, PSF-GTD, 5.00%, 8/15/2029 (f)	1,750	1,890
Lower Colorado River Authority Series 2015D, Rev., 5.00%, 5/15/2029	1,000	1,001
Lower Colorado River Authority, LCRA Transmission Services Corp., Project
Series 2023A, Rev., A.G., 5.00%, 5/15/2026	890	907
Series 2019, Rev., 5.00%, 5/15/2027	245	254
Series 2021, Rev., 5.00%, 5/15/2027	75	78
Series 2022, Rev., 5.00%, 5/15/2027	85	88
Series 2023, Rev., A.G., 5.00%, 5/15/2027	20	21
Series 2023A, Rev., A.G., 5.00%, 5/15/2027	60	62
Series 2019, Rev., 5.00%, 5/15/2028	80	84
Series 2022, Rev., 5.00%, 5/15/2028	275	290
Series 2023, Rev., A.G., 5.00%, 5/15/2028	20	21
Lytle Independent School District, Unlimited Tax, GO, PSF-GTD, 4.00%, 2/15/2028	255	262
Metropolitan Transit Authority of Harris County Sales and Use Tax, Rev., 5.00%, 11/1/2029	1,000	1,064
Mission Economic Development Corp., Waste Management, Inc. Project Series 2020A, Rev., AMT, VRDO, 3.95%, 9/1/2025 (d)	4,500	4,500
New Hope Cultural Education Facilities Finance Corp., Children's Health System of Texas Project Series 2017A, Rev., 5.00%, 8/15/2029	1,750	1,812
North Harris County Regional Water Authority, Senior Lien
Series 2016, Rev., 5.00%, 12/15/2027	75	77
Series 2016, Rev., 5.00%, 12/15/2028	530	544
Series 2016, Rev., 5.00%, 12/15/2029	190	195
North Texas Tollway Authority Series 2016A, Rev., 5.00%, 1/1/2028	30	30
North Texas Tollway Authority, First Tier Series A, Rev., 5.00%, 1/1/2028	245	248

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
North Texas Tollway Authority, Second Tier
Series 2020C, Rev., 5.00%, 1/1/2026	75	76
Series 2019B, Rev., 5.00%, 1/1/2027	75	77
Series B, Rev., 5.00%, 1/1/2027	295	298
Series 2019B, Rev., 5.00%, 1/1/2029	215	230
Series B, Rev., 5.00%, 1/1/2029	20	20
Northwest Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 2/15/2026 (b)	25	25
Permanent University Fund - Texas A&M University System
Series 2015A, Rev., 5.50%, 7/1/2025	95	95
Series 2017A, Rev., 5.00%, 7/1/2027	80	84
Plano Independent School District Series 2016A, GO, PSF-GTD, 5.00%, 2/15/2026	25	25
Plano Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/15/2027	3,500	3,627
GO, PSF-GTD, 5.00%, 2/15/2029	1,800	1,933
Rankin Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 2/15/2026 (b)	1,250	1,267
San Antonio Independent School District Series 2015, GO, PSF-GTD, 5.00%, 2/15/2026	110	110
San Antonio Public Facilities Corp., Convention Center Facility Project Series 2022, Rev., 5.00%, 9/15/2028	20	21
Southwest Higher Education Authority, Inc., Southern Methodist University Project Series 2016A, Rev., 5.00%, 10/1/2026	325	334
Spring Independent School District, Unlimited Tax Series 2024B, GO, 5.00%, 8/15/2029	500	539
State of Texas, College Student Loan Series 2013B, GO, AMT, 4.13%, 8/1/2030	1,500	1,500
State of Texas, Public Finance Authority Series 2017A, GO, 5.00%, 10/1/2027	1,500	1,572
State of Texas, Transportation Commission Mobility Fund
Series 2024, GO, 5.00%, 10/1/2027	2,585	2,713
Series 2015A, GO, 5.00%, 10/1/2028	1,000	1,005
Series 2024, GO, 5.00%, 10/1/2028	4,000	4,272
GO, 5.00%, 10/1/2030	1,200	1,316
State of Texas, Veterans Series 2011A, GO, VRDO, LIQ : State Street Bank & Trust Co., 1.60%, 6/12/2025 (d)	9,275	9,275
State of Texas, Veterans Housing Assistance Program Series 2008B, GO, VRDO, LIQ : State Street Bank & Trust Co., 1.60%, 6/12/2025 (d)	4,365	4,365
State of Texas, Water Financial Assistance
Series 2018B-3, GO, 5.00%, 8/1/2026 (b)	50	51
Series 2021B, GO, 4.00%, 8/1/2029	410	411
Tarrant County College District Series 2020, GO, 5.00%, 8/15/2026	105	108
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott & White Health Project Series 2022F, Rev., 5.00%, 11/15/2030 (d)	1,100	1,175
Tarrant Regional Water District Water Supply System Series 2015, Rev., 5.00%, 3/1/2028	25	25
Texas Department of Transportation State Highway Fund, First Tier
Rev., 5.25%, 4/1/2026	25	26
Series 2015, Rev., 5.00%, 10/1/2026	55	57
Texas Home Collaborative, 1518 Apartments Series 2023, Rev., 5.00%, 10/1/2026 (d)	3,325	3,349
Texas Municipal Gas Acquisition and Supply Corp. IV, Gas Supply Series 2023A, Rev., 5.50%, 1/1/2030 (d)	2,010	2,124
Texas Public Finance Authority
Series 2019, Rev., 5.00%, 2/1/2026	30	30
Rev., 5.00%, 2/1/2027	25	26
Texas State Technical College Series 2022A, Rev., A.G., 5.00%, 8/1/2028	385	409
Texas State University System Series 2017A, Rev., 5.00%, 3/15/2026	100	102
Texas Tech University System Series 2017A, Rev., 5.00%, 2/15/2026	110	112

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Texas Water Development Board, State Revolving Fund Series 2020, Rev., 5.00%, 8/1/2026	140	144
Tomball Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 2/15/2028 (b)	600	630
Travis County Water Control and Improvement District No. 17, Texas Steiner Ranch Defined Area Unlimited Tax, GO, 4.00%, 5/1/2026	280	282
Trinity River Authority, Central Regional Wastewater System
Series 2016, Rev., 5.00%, 8/1/2026	205	210
Series 2019, Rev., 5.00%, 8/1/2026	100	102
Series 2017, Rev., 5.00%, 8/1/2029	25	26
Trinity River Authority, Water Project, Rev., 5.00%, 2/1/2026	390	395
University of Houston
Series 2016A, Rev., 4.00%, 2/15/2026	20	20
Series 2020A, Rev., 5.00%, 2/15/2026	100	101
Series 2016A, Rev., 4.00%, 2/15/2027	25	25
Series 2017C, Rev., 5.00%, 2/15/2028	40	41
University of North Texas System Series 2017A, Rev., 5.00%, 4/15/2028	125	129
Upper Trinity Regional Water District, Water Supply System Series 2020, Rev., 5.00%, 8/1/2025	1,000	1,003
Total Texas		126,595
Utah — 0.1%
Alpine School District, Utah School Bond Guaranty Program Series 2017, GO, 5.00%, 3/15/2026	25	25
Provo City School District Municipal Building Authority Series 2022, Rev., 5.00%, 3/15/2027	195	202
University of Utah (The) Series 2017A, Rev., 5.00%, 8/1/2026	75	77
Utah Infrastructure Agency, Tax-Exempt Telecommunications, Rev., 3.00%, 10/15/2025	125	125
Utah Transit Authority Series 2015A, Rev., 5.00%, 6/15/2025 (b)	2,000	2,001
Utah Transit Authority, Sales Tax Series 2015A, Rev., 5.00%, 6/15/2025	400	400
Total Utah		2,830
Virginia — 4.7%
Alexandria Redevelopment and Housing Authority, Multi-Family Housing 431 S Columbus State Block 4 Series 2024, Rev., 3.40%, 12/1/2025 (d)	1,500	1,500
City of Harrisonburg Series 2021A, GO, 5.00%, 7/15/2025	175	175
City of Portsmouth Series 2017A, GO, 5.00%, 7/15/2026	70	72
City of Richmond
Series 2017D, GO, 5.00%, 3/1/2026	25	25
Series 2017D, GO, 5.00%, 3/1/2027	30	31
County of Fairfax Series 2016A, GO, 5.00%, 4/1/2026 (b)	40	41
County of Henrico Water and Sewer, Rev., 5.00%, 5/1/2026 (b)	1,000	1,018
Fairfax County Industrial Development Authority, Virginia Health Care, Inova Health System Project Series 2018C, Rev., VRDO, 1.71%, 6/12/2025 (d)	22,000	22,000
Hampton Roads Sanitation District
Series 2024A, Rev., 5.00%, 11/1/2025	1,500	1,513
Series 2016A, Rev., 5.00%, 8/1/2026 (b)	50	51
Hampton Roads Transportation Accountability Commission, Transportation Fund, Senior Lien Series 2021A, Rev., BAN, 5.00%, 7/1/2026 (b)	8,495	8,680
Lynchburg Economic Development Authority, Centra Health Obligated Group Series 2017B, Rev., VRDO, LOC : Truist Bank, 1.50%, 6/2/2025 (d)	15,000	15,000
Roanoke Economic Development Authority, Carilion Health System Obligated Group Series 2005A, Rev., VRDO, LIQ : PNC Bank NA, 1.65%, 6/12/2025 (d)	30,000	30,000
Virginia College Building Authority Series 2023A, Rev., 5.00%, 2/1/2028	50	53

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Virginia — continued
Virginia College Building Authority Educational Facilities, 21St Century College and Equipment Programs
Series 2014B, Rev., 4.00%, 9/1/2025	20	20
Series 2020A, Rev., 5.00%, 2/1/2026	260	264
Series A, Rev., 5.00%, 2/1/2026	125	127
Series 2020A, Rev., 5.00%, 2/1/2027	125	129
Series 2017A, Rev., 5.00%, 9/1/2027	50	52
Virginia Commonwealth Transportation Board, Rev., GAN, 5.00%, 3/15/2027	70	73
Virginia Commonwealth Transportation Board, Capital Projects Series 2017A, Rev., 5.00%, 5/15/2026	75	76
Virginia Commonwealth Transportation Board, Federal Transportation
Rev., GAN, 5.00%, 9/15/2026	20	21
Rev., GAN, 5.00%, 9/15/2028	750	782
Virginia Public Building Authority
Series 2017A, Rev., 4.00%, 8/1/2027	830	850
Series 2020B, Rev., 5.00%, 8/1/2027	25	26
Virginia Small Business Financing Authority, Environmental Facilities Pure Salmon Virginia LLC Project, Rev., AMT, 4.00%, 11/20/2025 (d)	3,350	3,351
Wise County Industrial Development Authority, Electric and Power Co., Project Series 2009A, Rev., 0.75%, 9/2/2025 (d)	22,765	22,522
Total Virginia		108,452
Washington — 1.8%
Auburn School District No. 408 of King and Pierce Counties, Unlimited Tax Series 2020, GO, 5.00%, 12/1/2025	25	25
Central Puget Sound Regional Transit Authority Series 2021S 1, Rev., 5.00%, 11/1/2025	945	953
Central Puget Sound Regional Transit Authority, Sales and Use Tax Series 2015S-1, Rev., 5.00%, 11/1/2025 (b)	550	555
City of Seattle Municipal Light and Power
Series 2018A, Rev., 5.00%, 1/1/2026	185	187
Series 2019B, Rev., 5.00%, 2/1/2026	100	101
Clark County Public Utility District No. 1 Electric
Series 2024, Rev., 5.00%, 1/1/2027	1,600	1,656
Series 2024, Rev., 5.00%, 1/1/2030	875	948
County of King Sewer Series 2016B, Rev., 5.00%, 7/1/2025	40	40
Energy Northwest, Columbia Generating Station Series 2025A, Rev., 5.00%, 7/1/2029	2,400	2,599
Energy Northwest, Project 1
Series 2024B, Rev., 5.00%, 7/1/2026	2,420	2,474
Series 2017-A, Rev., 5.00%, 7/1/2027	250	261
Series 2020A, Rev., 5.00%, 7/1/2027	85	89
Series 2024B, Rev., 5.00%, 7/1/2027	1,000	1,045
Series 2025A, Rev., 5.00%, 7/1/2027	1,810	1,891
Series 2025A, Rev., 5.00%, 7/1/2028	2,500	2,664
Energy Northwest, Project 3 Electric Series 2024B, Rev., 5.00%, 7/1/2028	130	139
Franklin County School District No. 1 Pasco, Unlimited Tax Series 2015, GO, 5.00%, 12/1/2025	3,600	3,604
FYI Properties Series 2019, Rev., 5.00%, 6/1/2025	50	50
FYI Properties, State of Washington District Project Series 2019, Rev., 5.00%, 6/1/2027	45	47
Pierce County School District No. 10 Tacoma Series 2015, GO, 5.00%, 12/1/2025 (b)	1,000	1,010
Pierce County School District No. 10 Tacoma, Unlimited Tax
GO, 5.00%, 12/1/2025 (b)	25	25
Series 2015, GO, 5.00%, 12/1/2025 (b)	4,290	4,333
Pierce County School District No. 3 Puyallup, Unlimited Tax Series 2022B, GO, 5.00%, 12/1/2025	35	35
Pierce County School District No. 320 Sumner Series 2016, GO, 5.00%, 12/1/2025	40	40

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Washington — continued
Port of Seattle, Intermediate Lien
Series 2016, Rev., 5.00%, 2/1/2026	55	56
Series 2022A, Rev., 5.00%, 8/1/2026	60	62
Series 2016, Rev., 5.00%, 2/1/2027	465	471
Series C, Rev., AMT, 5.00%, 4/1/2027	1,400	1,401
Series A, Rev., 5.00%, 5/1/2027	45	47
Series 2022A, Rev., 5.00%, 8/1/2027	250	261
Rev., 5.00%, 2/1/2028	165	167
Series 2022A, Rev., 5.00%, 8/1/2028	145	154
Series 2016, Rev., 5.00%, 2/1/2029	155	157
State of Washington
Series R-2022B, GO, 5.00%, 2/1/2029	2,745	2,954
Series 2024A, GO, 5.00%, 8/1/2029	1,000	1,085
State of Washington Motor Vehicle Fuel Tax Series R-2021A, GO, 5.00%, 6/1/2027	125	130
State of Washington, Various Purpose
Series 2017D, GO, 5.00%, 2/1/2026	30	30
Series 2019C, GO, 5.00%, 2/1/2026	145	147
Series 2024C, GO, 5.00%, 2/1/2026	260	264
Series 2025C, GO, 5.00%, 2/1/2026	25	25
Series R-2017A, GO, 5.00%, 8/1/2026	110	113
Series R-2018C, GO, 5.00%, 8/1/2026	50	51
Series 2020C, GO, 5.00%, 2/1/2027	55	57
Series 2021C, GO, 5.00%, 2/1/2027	30	31
Series 2024C, GO, 5.00%, 2/1/2027	1,320	1,367
Series 2018A, GO, 5.00%, 8/1/2027	40	42
Series 2020A, GO, 5.00%, 8/1/2027	85	89
Series R-2017A, GO, 5.00%, 8/1/2027	40	41
Series R-2018 D, GO, 5.00%, 8/1/2027	135	141
Series 2016B, GO, 5.00%, 7/1/2029	4,375	4,420
Washington Health Care Facilities Authority, Commonspirit Health Series 2019B-3, Rev., 5.00%, 8/1/2026 (d)	115	116
Washington Health Care Facilities Authority, Fred Hutchinson Cancer Research Center Series 2015, Rev., 5.00%, 7/1/2025 (b)	25	25
Washington Health Care Facilities Authority, Yakima Valley Memorial Hospital Association Rev., 5.00%, 12/1/2026 (b)	1,705	1,748
Washington State Housing Finance Commission, Herons Key Senior Living Series A, Rev., 7.00%, 7/1/2025 (b) (e)	1,800	1,805
Total Washington		42,228
West Virginia — 0.3%
West Virginia Commissioner of Highways
Series 2017A, Rev., 5.00%, 9/1/2025	20	20
Series 2017A, Rev., 5.00%, 9/1/2027	120	125
Series 2017A, Rev., 5.00%, 9/1/2028	375	390
Series 2017A, Rev., 5.00%, 9/1/2029	30	31
West Virginia Economic Development Authority, Correctional Juvenile and Public Safety Facilities Series 2012A, Rev., 5.00%, 6/1/2025	1,625	1,625
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Appalachian Power Co. Amos Project Series 2011A, Rev., AMT, 1.00%, 9/1/2025 (d)	5,650	5,600
West Virginia Parkways Authority, Senior Lien, Rev., 5.00%, 6/1/2026	20	21
Total West Virginia		7,812

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Wisconsin — 1.4%
County of Dane Series 2023A, GO, 5.00%, 6/1/2027	405	423
Public Finance Authority, KU Campus Development Corp., Center District Development Project Series 2016, Rev., 5.00%, 3/1/2026	120	122
State of Wisconsin
Series 2016-2, GO, 5.00%, 11/1/2026	50	51
Series 2025 2, GO, 5.00%, 5/1/2029	1,000	1,079
Series 2025A, GO, 5.00%, 5/1/2030	1,000	1,094
State of Wisconsin, Annual Appropriation Series 2019A, Rev., 5.00%, 5/1/2026 (b)	25	25
Wisconsin Department of Transportation
Series 2017-1, Rev., 5.00%, 7/1/2025	350	351
Series 2017-1, Rev., 5.00%, 7/1/2026	45	46
Series 2017-2, Rev., 5.00%, 7/1/2026	100	102
Series 2021A, Rev., 5.00%, 7/1/2026	20	20
Series 2025 1, Rev., 5.00%, 7/1/2029	2,000	2,165
Series 2025 1, Rev., 5.00%, 7/1/2030	1,000	1,098
Wisconsin Health and Educational Facilities Authority, Ascension Health Credit Group Series 2016A, Rev., 5.00%, 11/15/2027	515	524
Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group
Series 2016A, Rev., 4.00%, 5/15/2026 (b)	4,605	4,641
Series 2016A, Rev., 5.00%, 11/15/2026	350	357
Series 2016A, Rev., 5.00%, 11/15/2028	595	604
Wisconsin Health and Educational Facilities Authority, Froedtert Health, Inc., Obligated Group Series 2021B, Rev., VRDO, LIQ : US Bank NA, 1.55%, 6/2/2025 (d)	20,000	20,000
Wisconsin Health and Educational Facilities Authority, Hospital Sisters Services, Inc., Obligated Group Series 2014A, Rev., 5.00%, 11/15/2025	220	220
Wisconsin Health and Educational Facilities Authority, Unity Point Health Series 2014A, Rev., 5.00%, 12/1/2025	175	175
Total Wisconsin		33,097
Total Municipal Bonds (Cost $2,127,557)		2,127,115
	SHARES (000)
Short-Term Investments — 7.8%
Investment Companies — 7.8%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 2.30% (g) (h) (Cost $179,943)	179,932	179,950
Total Investments — 100.3% (Cost $2,307,500)		2,307,065
Liabilities in Excess of Other Assets — (0.3)%		(5,995)
NET ASSETS — 100.0%		2,301,070

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
COP	Certificate of Participation
CR	Custodial Receipts
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RAN	Revenue Anticipation Note
RE	Reinsured
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
SIFMA	The Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Security is prerefunded or escrowed to maturity.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2025.
(d)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2025.

(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of May 31, 2025.

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$2,127,115	$—	$2,127,115
Short-Term Investments
Investment Companies	179,950	—	—	179,950
Total Investments in Securities	$179,950	$2,127,115	$—	$2,307,065

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2025	Shares at May 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 2.30% (a) (b)	$217,364	$446,503	$483,917	$— (c)	$— (c)	$179,950	179,932	$1,189	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2025.
(c)	Amount rounds to less than one thousand.